Performance Trust Total Return Bond Fund
Schedule of Investments
November 30, 2024 (Unaudited)

MUNICIPAL BONDS - 22.0%	Par	Value
Alabama - 0.0%(a)
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$834,465
Water Works Board of the City of Birmingham, 3.57%, 01/01/2045	385,000	316,278
		1,150,743

California - 5.1%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (b)	5,550,000	3,100,029
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038 (b)	2,050,000	1,017,059
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	27,785,000	32,737,910
Alvord Unified School District, 0.00%, 08/01/2046	2,105,000	2,511,520
Bakersfield City School District, 0.00%, 05/01/2047	9,765,000	7,711,752
Bay Area Toll Authority
6.92%, 04/01/2040	7,180,000	8,322,787
6.26%, 04/01/2049	12,010,000	13,357,727
7.04%, 04/01/2050	3,455,000	4,183,876
6.91%, 10/01/2050	6,850,000	8,223,028
California Infrastructure & Economic Development Bank, 8.00%, 01/01/2050 (c)(d)	9,000,000	9,274,211
Campbell Union School District, 0.00%, 08/01/2040 (b)	4,600,000	2,637,197
Chaffey Community College District, 3.00%, 06/01/2038	3,705,000	3,522,924
City of Fresno, CA Water System Revenue, 6.75%, 06/01/2040	1,860,000	2,099,683
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000	194,198
7.05%, 05/15/2040	13,365,000	15,668,907
City of Los Angeles, CA Wastewater System Revenue
5.71%, 06/01/2039	20,075,000	21,203,582
5.81%, 06/01/2040	15,110,000	16,236,603
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000	2,684,629
City of Sacramento, CA Transient Occupancy Tax Revenue, 3.86%, 06/01/2025	3,320,000	3,306,804
City of Union City, CA, 0.00%, 07/01/2025 (b)	2,105,000	2,046,948
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,928,880
Dry Creek Joint Elementary School District, 0.00%, 08/01/2038 (b)	3,640,000	2,217,807
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	12,240,000	13,038,769
East Side Union High School District, 5.32%, 04/01/2036	6,240,000	6,316,175
Fullerton Public Financing Authority, 7.75%, 05/01/2031	1,025,000	1,133,241
Glendora Unified School District, 0.00%, 08/01/2039 (b)	5,175,000	3,076,046
Golden State Tobacco Securitization Corp.
2.79%, 06/01/2031	10,930,000	9,607,430
3.00%, 06/01/2046	9,925,000	9,250,844
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	17,720,000	17,007,252
Lakeside Union School District, 0.00%, 08/01/2040 (b)	4,000,000	2,237,464
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,620,000	15,411,257
6.75%, 08/01/2049	4,000,000	4,697,245
Los Angeles Department of Water & Power
6.57%, 07/01/2045	12,900,000	14,679,665
6.60%, 07/01/2050	18,485,000	21,491,426
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	9,814,855
Peralta Community College District, 0.00%, 08/05/2031	12,350,000	11,954,425
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,227,739
Poway Unified School District
0.00%, 08/01/2039 (b)	8,335,000	4,911,283
0.00%, 08/01/2040 (b)	12,000,000	6,752,891
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,848,521
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	12,505,000	14,210,671
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	8,385,000	8,935,201
San Diego Unified School District, 0.00%, 07/01/2041 (b)	8,500,000	4,638,980
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	17,113,894
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036 (b)	5,240,000	2,903,845
State of California
7.55%, 04/01/2039	6,500,000	7,970,416
7.60%, 11/01/2040	21,500,000	26,582,890
University of California
4.86%, 05/15/2112	18,646,000	17,043,984
4.77%, 05/15/2115	18,872,000	16,896,509
Yuba Community College District, 0.00%, 08/01/2038 (b)	5,055,000	3,138,375
		443,079,354

Colorado - 0.5%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,500,000	3,707,902
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	890,000	627,459
City of Colorado Springs, CO Utilities System Revenue
6.01%, 11/15/2039	1,000,000	1,081,591
6.62%, 11/15/2040	3,360,000	3,831,451
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	2,045,424
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,825,000	1,791,444
Colorado Health Facilities Authority
3.80%, 11/01/2044	13,815,000	11,378,230
3.85%, 11/01/2049	2,030,000	1,619,621
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	14,500,000	15,653,313
		41,736,435

Connecticut - 0.4%
State of Connecticut
3.00%, 01/15/2036	10,595,000	10,100,205
3.00%, 01/15/2037	7,090,000	6,661,538
3.00%, 06/01/2037	8,865,000	8,286,920
State of Connecticut Special Tax Revenue, 3.13%, 05/01/2040	7,075,000	6,449,225
		31,497,888

Delaware - 0.2%
University of Delaware, 5.87%, 11/01/2040	15,250,000	15,987,793

District of Columbia - 0.7%
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	6,580,000	6,635,907
4.81%, 10/01/2114	16,651,000	15,608,561
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	5,000,000	6,234,565
8.00%, 10/01/2047	27,060,000	35,316,052
		63,795,085

Florida - 0.8%
City of Gainesville, FL
0.00%, 10/01/2027 (b)	4,610,000	4,071,405
0.00%, 10/01/2028 (b)	1,400,000	1,183,501
3.05%, 10/01/2040	10,840,000	8,629,003
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,000,000	8,316,528
6.02%, 10/01/2040	20,760,000	22,422,747
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	17,395,000	17,866,775
JEA Water & Sewer System Revenue, 3.00%, 10/01/2041	5,045,000	4,588,319
		67,078,278

Georgia - 0.1%
County of Fulton, GA, 5.15%, 07/01/2039	5,000,000	5,043,358
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,252,897
		7,296,255

Hawaii - 0.1%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000	3,682,015
State of Hawaii, 2.83%, 10/01/2039	3,950,000	3,107,569
		6,789,584

Illinois - 0.3%
Chicago O'Hare International Airport, 6.40%, 01/01/2040	16,730,000	18,452,378
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,755,938
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036 (b)	4,025,000	2,609,516
0.00%, 06/15/2038 (b)	2,750,000	1,624,707
		28,442,539

Indiana - 0.4%
Indiana Finance Authority, 6.60%, 02/01/2039	20,000,000	22,479,620
Indianapolis Local Public Improvement Bond Bank
2.47%, 01/01/2040	9,500,000	7,303,426
6.12%, 01/15/2040	7,755,000	8,245,945
		38,028,991

Kansas - 0.0%(a)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,050,000	2,041,290

Kentucky - 0.1%
County of Warren, KY, 4.40%, 12/01/2038	1,540,000	1,438,779
Louisville and Jefferson County Metropolitan Sewer District, 2.25%, 05/15/2044	5,215,000	3,644,445
University of Kentucky, 5.70%, 11/01/2039	2,000,000	2,091,349
		7,174,573

Louisiana - 0.1%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	2,500,000	1,914,454
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	3,050,000	2,354,435
2.99%, 12/01/2045	5,000,000	3,649,971
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	2,500,000	1,906,975
		9,825,835

Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,446,717
2.50%, 04/01/2040	1,760,000	1,419,614
2.50%, 04/01/2041	1,760,000	1,393,494
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	14,250,000	10,947,407
		15,207,232

Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,874,312
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000	7,748,740
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000	5,390,307
		17,013,359

Massachusetts - 0.6%
Commonwealth of Massachusetts
5.46%, 12/01/2039	8,000,000	8,270,482
2.38%, 09/01/2043	3,250,000	2,525,782
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	11,165,000	11,564,605
Massachusetts School Building Authority, 5.72%, 08/15/2039	20,000,000	21,041,512
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000	583,746
University of Massachusetts Building Authority, 5.45%, 11/01/2040	9,485,000	9,739,510
		53,725,637

Michigan - 1.0%
City of Detroit, MI, 4.00%, 04/01/2044 (e)	8,700,000	7,058,538
Detroit City School District, 7.75%, 05/01/2039	19,490,000	23,078,733
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 07/01/2039	2,110,000	1,722,927
Michigan Finance Authority
3.27%, 06/01/2039	20,070,000	18,905,151
3.56%, 06/15/2045	5,215,000	4,154,941
Michigan State University, 4.17%, 08/15/2122	12,783,000	10,196,732
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000	1,514,290
University of Michigan, 4.45%, 04/01/2122	21,711,000	18,546,289
Western School District, 2.90%, 05/01/2040	1,500,000	1,166,861
		86,344,462

Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,545,995
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	15,040,000	17,291,047
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	7,367,093
		26,204,135

Mississippi - 0.1%
Mississippi Development Bank, 5.46%, 10/01/2036	4,730,000	4,818,606

Missouri - 0.1%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040 (c)	7,870,000	7,518,095
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	2,680,000	3,013,536
		10,531,631

Nebraska - 0.2%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	5,364,350
West Haymarket Joint Public Agency
5.00%, 12/15/2045	3,000,000	2,862,738
6.75%, 12/15/2045	5,000,000	5,788,659
		14,015,747

Nevada - 0.3%
City of North Las Vegas, NV, 6.57%, 06/01/2040	15,405,000	16,403,682
County of Clark Department of Aviation, 6.82%, 07/01/2045	8,605,000	10,034,874
County of Clark, NV, 3.00%, 07/01/2038	4,000,000	3,711,783
		30,150,339

New Hampshire - 0.0%(a)
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,840,000	3,635,421

New Jersey - 0.9%
Bergen County Improvement Authority, 5.76%, 06/01/2040	1,980,000	2,056,754
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000	4,470,276
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000	3,167,724
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,510,978
New Jersey Economic Development Authority, 0.00%, 02/15/2025 (b)	20,188,000	19,973,832
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,358,692
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039 (b)	5,000,000	2,818,170
0.00%, 12/15/2040 (b)	10,045,000	5,369,378
New Jersey Turnpike Authority
7.41%, 01/01/2040	11,396,000	13,682,319
7.10%, 01/01/2041	17,054,000	19,964,323
		79,372,446

New York - 1.5%
Metropolitan Transportation Authority
7.34%, 11/15/2039	27,500,000	33,301,895
6.69%, 11/15/2040	1,175,000	1,296,895
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,596,833
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000	13,063,360
5.72%, 06/15/2042	5,650,000	5,879,840
6.01%, 06/15/2042	15,900,000	17,059,399
5.44%, 06/15/2043	4,000,000	4,017,546
5.88%, 06/15/2044	1,165,000	1,225,741
New York City Transitional Finance Authority Building Aid Revenue, 3.00%, 07/15/2038	1,400,000	1,321,618
New York Liberty Development Corp.
2.25%, 02/15/2041	13,595,000	9,897,368
3.00%, 02/15/2042	5,500,000	4,827,062
3.00%, 09/15/2043	12,500,000	10,852,203
New York State Dormitory Authority, 5.10%, 08/01/2034	3,125,000	2,993,346
Triborough Bridge & Tunnel Authority
5.50%, 11/15/2039	18,500,000	19,174,388
2.92%, 05/15/2040	3,890,000	3,050,938
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,176,135
		133,734,567

Ohio - 0.9%
American Municipal Power, Inc.
6.05%, 02/15/2043	11,880,000	12,637,905
6.45%, 02/15/2044	18,045,000	19,769,788
8.08%, 02/15/2050	9,575,000	12,689,639
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000	10,053,814
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	4,025,000	3,955,514
Ohio State University, 4.80%, 06/01/2111	19,448,000	18,039,839
		77,146,499

Oklahoma - 0.4%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	5,270,000	5,102,849
5.27%, 10/01/2042	9,355,494	9,533,523
4.62%, 06/01/2044	5,000,000	4,850,659
Oklahoma Municipal Power Authority
2.55%, 01/01/2036	2,390,000	1,960,117
2.80%, 01/01/2041	15,500,000	12,264,820
6.44%, 01/01/2045	800,000	887,817
		34,599,785

Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038 (b)	1,900,000	1,093,127
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039 (b)	9,500,000	5,177,320
Salem-Keizer School District No. 24J
0.00%, 06/15/2039 (b)	3,000,000	1,632,617
0.00%, 06/15/2040 (b)	12,395,000	6,376,495
State of Oregon, 5.38%, 08/01/2039	3,305,000	3,396,946
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000	579,316
		18,255,821

Pennsylvania - 0.7%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	800,000	794,413
Commonwealth Financing Authority, 3.53%, 06/01/2042	3,160,000	2,632,570
Commonwealth of Pennsylvania, 3.00%, 05/15/2036	1,255,000	1,171,189
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,277,475
Pennsylvania Economic Development Financing Authority, 3.14%, 06/15/2042	7,615,000	6,112,481
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	9,980,000	10,771,044
3.00%, 12/01/2042	9,830,000	8,679,626
5.51%, 12/01/2045	1,500,000	1,506,136
5.56%, 12/01/2049	13,490,000	13,776,714
Union County Hospital Authority, 4.40%, 08/01/2028	865,000	841,797
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	6,125,000	4,162,039
		59,725,484

Puerto Rico - 0.2%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043 (e)	1,899,084	1,175,058
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	7,404,885	7,238,275
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026 (b)	7,000,000	6,308,750
		14,722,083

Rhode Island - 0.0%(a)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,149,637

Tennessee - 0.7%
County of Putnam, TN
2.00%, 04/01/2038	4,115,000	3,239,608
2.00%, 04/01/2039	4,195,000	3,224,476
2.13%, 04/01/2041	4,360,000	3,274,116
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	14,129,701
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000	25,731,942
New Memphis Arena Public Building Authority
0.00%, 04/01/2044 (b)	6,020,000	2,415,176
0.00%, 04/01/2045 (b)	6,000,000	2,278,042
0.00%, 04/01/2046 (b)	4,900,000	1,768,346
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,645,000	8,351,260
		64,412,667

Texas - 2.7%
Austin Independent School District, 1.88%, 08/01/2038	12,265,000	9,366,042
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	3,900,000	2,963,032
City of Dallas, TX, 0.00%, 02/15/2032 (b)	15,000,000	10,638,571
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,669,197
2.00%, 02/15/2040	4,925,000	3,633,080
City of Houston, TX
6.29%, 03/01/2032	730,000	771,230
5.54%, 03/01/2037	7,100,000	7,596,204
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,501,755
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	15,891,000	17,022,153
5.72%, 02/01/2041	21,910,000	22,713,773
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,949,068
County of Bexar, TX, 3.03%, 08/15/2041	1,555,000	1,185,210
Dallas Area Rapid Transit, 6.00%, 12/01/2044	3,500,000	3,804,363
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	23,455,000	26,773,036
Dallas Fort Worth International Airport
3.09%, 11/01/2040	18,265,000	14,771,934
5.00%, 11/01/2042	1,225,000	1,219,501
Downtown Dallas Development Authority, 0.00%, 08/15/2036 (b)	6,730,000	3,738,092
Forney Independent School District
3.00%, 02/15/2039	1,000,000	908,989
2.50%, 08/15/2039	7,330,000	5,964,801
2.50%, 08/15/2040	7,300,000	5,832,043
2.50%, 08/15/2041	4,385,000	3,441,973
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	1,978,547
North Texas Tollway Authority
8.41%, 02/01/2030	4,375,000	4,753,176
3.00%, 01/01/2038	21,860,000	20,461,336
6.72%, 01/01/2049	21,580,000	25,198,666
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (c)	10,500,000	9,353,277
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (c)	6,500,000	6,644,563
Port of Houston Authority, 3.00%, 10/01/2039	5,000,000	4,687,334
San Antonio Water System, 5.92%, 05/15/2040	1,540,000	1,644,543
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000	1,214,857
State of Texas, 2.13%, 08/01/2037	3,430,000	2,760,891
Texas A&M University, 3.00%, 05/15/2039	2,395,000	2,174,010
Texas Public Finance Authority, 2.47%, 02/01/2040	1,000,000	739,769
Texas Water Development Board, 3.00%, 08/01/2039	3,000,000	2,764,575
		238,839,591

Utah - 0.0%(a)
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047 (c)	5,000,000	4,492,138

Virginia - 0.4%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,047,297
University of Virginia
6.20%, 09/01/2039	1,120,000	1,226,883
4.18%, 09/01/2117	18,585,000	15,320,203
3.23%, 09/01/2119	23,840,000	15,069,293
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,655,166
2.96%, 09/01/2045	1,205,000	866,646
		36,185,488

Washington - 1.3%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	36,140,000	37,446,906
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	20,000,000	21,103,860
5.62%, 12/01/2040	5,240,000	5,454,274
County of King, WA Sewer Revenue, 2.84%, 07/01/2047	2,000,000	1,440,004
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,750,000	8,818,779
King County Housing Authority
3.00%, 11/01/2039	3,600,000	3,254,800
3.00%, 06/01/2040	19,040,000	16,367,662
3.00%, 08/01/2040	5,385,000	4,661,919
NJB Properties, 5.51%, 12/01/2036	6,960,000	7,291,083
University of Washington, 6.06%, 07/01/2039	10,515,000	11,462,378
		117,301,665

Wisconsin - 0.3%
County of Marathon, WI
2.00%, 02/01/2037	1,495,000	1,174,450
2.00%, 02/01/2037	885,000	695,243
2.00%, 02/01/2038	1,525,000	1,171,568
2.00%, 02/01/2038	1,110,000	852,748
2.00%, 02/01/2039	1,460,000	1,091,554
2.00%, 02/01/2039	1,105,000	825,445
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039 (b)	1,000,000	470,641
Public Finance Authority
7.50%, 06/01/2029 (c)	5,750,000	5,661,622
5.29%, 07/01/2029	8,000,000	8,071,192
4.15%, 05/15/2031	3,635,000	3,587,460
		23,601,923
TOTAL MUNICIPAL BONDS (Cost $1,957,671,989)		1,929,111,006

CORPORATE BONDS - 16.9%	Par	Value
Aerospace & Defense - 0.1%
Moog, Inc., 4.25%, 12/15/2027 (c)	7,805,000	7,515,064
TransDigm, Inc., 6.63%, 03/01/2032 (c)	5,000,000	5,127,695
		12,642,759

Automobile Components - 0.2%
Aptiv PLC / Aptiv Global Financing DAC, 5.15%, 09/13/2034	7,000,000	6,728,437
Dana, Inc.
5.63%, 06/15/2028	4,565,000	4,544,800
4.25%, 09/01/2030	1,500,000	1,341,635
4.50%, 02/15/2032	4,208,000	3,701,592
		16,316,464

Banks - 4.5%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,162,500
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (c)	7,000,000	7,655,466
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (c)	5,000,000	4,919,681
Bank of America Corp.
6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	2,565,000	2,597,109
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	10,000,000	8,750,218
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	12,701,034
Bank of NT Butterfield & Son Ltd., 5.25% to 06/15/2025 then 3 mo. Term SOFR + 5.06%, 06/15/2030	5,000,000	4,888,979
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	13,175,000	11,149,344
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	8,000,000	7,860,000
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	20,050,000	20,048,409
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (c)	10,471,000	10,786,026
CapStar Bank, 5.88%, 09/29/2026	7,515,000	7,589,387
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	5,000,000	4,925,000
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (c)	2,000,000	1,720,000
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (c)	5,000,000	5,189,331
Corestates Capital II, 5.57% (3 mo. Term SOFR + 0.91%), 01/15/2027 (c)	2,500,000	2,451,994
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,154,861
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	12,242,137
First Busey Corp.
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	4,500,000	4,432,500
5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	2,000,000	1,770,000
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	10,500,000	10,375,933
First Interstate BancSystem, Inc., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.18%, 05/15/2030	5,000,000	4,975,000
First Mid Bancshares, Inc., 3.95% to 10/15/2025 then 3 mo. Term SOFR + 3.83%, 10/15/2030	5,300,000	5,114,500
Firstbank, 4.50% to 09/01/2025 then SOFR + 4.39%, 09/01/2030	9,000,000	8,865,000
Heartland Financial USA, Inc., 2.75% to 09/15/2026 then 3 mo. Term SOFR + 2.10%, 09/15/2031	6,000,000	5,189,973
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	11,045,000
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	15,854,960
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000	1,025,505
Huntington National Bank, 5.50% to 05/06/2025 then 3 mo. Term SOFR + 5.35%, 05/06/2030	10,750,000	10,664,971
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,814,284
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,056,473
Mercantile Bank Corp., 3.25% to 01/30/2027 then SOFR + 2.12%, 01/30/2032	7,000,000	6,090,000
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (c)	9,500,000	8,365,018
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	1,000,000	1,037,955
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	7,500,000	7,368,750
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000	3,458,584
Pacific Premier Bancorp, Inc.
7.29% (3 mo. Term SOFR + 2.76%), 05/15/2029	3,500,000	3,435,681
5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	6,410,000	6,337,887
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	15,600,000	15,210,000
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	4,500,000	4,162,500
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,183,182
Regions Bank, 6.45%, 06/26/2037	15,601,000	16,393,165
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	7,030,000	6,221,550
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,000,000	7,987,500
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	7,000,000	7,215,546
Southside Bancshares, Inc., 3.88% to 11/15/2025 then 3 mo. Term SOFR + 3.66%, 11/15/2030	8,000,000	7,520,000
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	4,114,829
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	10,482,270
Texas Capital Bank, 5.25%, 01/31/2026	5,000,000	4,923,033
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,000,000	3,420,000
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000	6,301,669
Webster Financial Corp.
4.10%, 03/25/2029	6,595,000	6,319,818
4.00% to 12/30/2024 then 3 mo. Term SOFR + 2.53%, 12/30/2029	1,500,000	1,470,067
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	10,000,000	9,818,750
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	6,894,623
WSFS Financial Corp.
7.26% (3 mo. Term SOFR + 2.31%), 12/15/2027	3,500,000	3,449,123
2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000	5,100,775
		394,257,850

Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	5,000,000	5,099,074

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	10,296,712
5.50%, 03/15/2064	5,000,000	5,093,113
		15,389,825

Building Products - 0.1%
Builders FirstSource, Inc., 4.25%, 02/01/2032 (c)	7,800,000	7,111,642

Capital Markets - 0.4%
Ares Capital Corp.
7.00%, 01/15/2027	3,000,000	3,108,016
5.88%, 03/01/2029	4,000,000	4,062,629
3.20%, 11/15/2031	15,473,000	13,439,127
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,392,918
MSCI, Inc., 3.63%, 11/01/2031 (c)	15,200,000	13,862,103
		37,864,793

Chemicals - 0.1%
Eastman Chemical Co.
5.75%, 03/08/2033	3,000,000	3,111,207
5.63%, 02/20/2034	7,000,000	7,151,149
		10,262,356

Commercial Services & Supplies - 0.1%
Central Storage Safety Project Trust, 4.82%, 02/01/2038 (c)	5,454,400	5,043,496
Cimpress PLC, 7.38%, 09/15/2032 (c)	2,500,000	2,508,228
		7,551,724

Consumer Finance - 0.8%
Ally Financial, Inc., 6.70%, 02/14/2033	13,244,000	13,665,887
Ford Motor Credit Co., LLC
6.08% (SOFR + 1.45%), 11/05/2026	5,000,000	5,017,980
7.35%, 03/06/2030	8,750,000	9,390,988
7.20%, 06/10/2030	3,000,000	3,206,616
General Motors Financial Co., Inc., 5.45%, 09/06/2034	7,000,000	7,002,650
OneMain Finance Corp.
3.88%, 09/15/2028	4,645,000	4,337,221
6.63%, 05/15/2029	9,500,000	9,704,711
5.38%, 11/15/2029	16,503,000	16,078,382
		68,404,435

Containers & Packaging - 0.6%
AptarGroup, Inc., 3.60%, 03/15/2032	10,000,000	9,116,800
Berry Global, Inc.
4.50%, 02/15/2026 (c)	7,250,000	7,217,965
5.63%, 07/15/2027 (c)	3,750,000	3,755,094
5.65%, 01/15/2034 (c)	16,102,000	16,490,758
Graphic Packaging International, LLC
3.50%, 03/15/2028 (c)	1,417,000	1,333,095
3.50%, 03/01/2029 (c)	3,255,000	2,995,563
3.75%, 02/01/2030 (c)	13,523,000	12,443,684
		53,352,959

Distributors - 0.1%
Genuine Parts Co., 2.75%, 02/01/2032	5,000,000	4,295,039
LKQ Corp., 6.25%, 06/15/2033	2,175,000	2,283,518
		6,578,557

Diversified Consumer Services - 1.9%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	14,204,790
3.65%, 09/01/2119	5,172,000	3,526,155
Case Western Reserve University, 5.41%, 06/01/2122	16,280,000	16,419,531
Claremont Mckenna College, 3.78%, 01/01/2122	2,600,000	1,821,516
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,675,752
5.60%, 07/01/2111	14,180,000	15,537,058
4.68%, 07/01/2114	11,861,000	10,879,640
3.89%, 07/01/2116	10,233,000	7,776,545
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,014,216
1.81%, 07/01/2032	1,150,000	913,486
1.86%, 07/01/2033	532,000	408,147
Prime Security Services Borrower, LLC
5.75%, 04/15/2026 (c)	3,655,000	3,661,239
3.38%, 08/31/2027 (c)	8,870,000	8,347,988
Service Corp. International
3.38%, 08/15/2030	8,692,000	7,781,561
4.00%, 05/15/2031	9,144,000	8,365,854
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	11,124,000	9,927,218
3.61%, 02/15/2119	25,739,000	17,768,655
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	3,931,421
University of Southern California
5.25%, 10/01/2111	3,528,000	3,564,578
3.23%, 10/01/2120	8,200,000	5,098,911
Washington University, 4.35%, 04/15/2122	20,372,000	16,853,309
YMCA of Greater New York, 2.30%, 08/01/2026	5,730,000	5,455,533
		166,933,103

Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050 (c)	9,700,000	9,912,576
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048 (c)	17,000,000	17,122,495
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	20,884,298
		47,919,369

Electrical Equipment - 0.3%
Regal Rexnord Corp.
6.30%, 02/15/2030	1,906,000	1,988,716
6.40%, 04/15/2033	4,850,000	5,114,420
Sensata Technologies BV, 4.00%, 04/15/2029 (c)	2,000,000	1,866,542
Sensata Technologies, Inc.
4.38%, 02/15/2030 (c)	9,838,000	9,170,246
3.75%, 02/15/2031 (c)	5,955,000	5,337,580
6.63%, 07/15/2032 (c)	1,500,000	1,531,663
		25,009,167

Electronic Equipment, Instruments & Components - 0.4%
CDW Finance Corp.
3.25%, 02/15/2029	12,503,000	11,574,605
5.55%, 08/22/2034	8,087,000	8,058,359
Corning, Inc., 5.75%, 08/15/2040	15,588,000	16,122,340
		35,755,304

Financial Services - 0.2%
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036 (c)	10,000,000	8,200,000
Compeer Financial FLCA
2.75% to 06/01/2026 then SOFR + 2.03%, 06/01/2031 (c)	5,000,000	4,477,176
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (c)	4,750,000	3,682,437
		16,359,613

Food Products - 0.1%
Mars, Inc., 2.38%, 07/16/2040 (c)	4,960,000	3,435,402
Post Holdings, Inc., 6.25%, 10/15/2034 (c)	1,000,000	990,684
		4,426,086

Ground Transportation - 0.3%
ERAC USA Finance, LLC, 7.00%, 10/15/2037 (c)	18,952,000	22,110,181

Healthcare Providers & Services - 1.3%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000	12,935,500
Centene Corp.
3.00%, 10/15/2030	11,090,000	9,678,543
2.50%, 03/01/2031	11,000,000	9,242,545
Cleveland Clinic Foundation, 4.86%, 01/01/2114	17,636,000	15,925,674
Dignity Health, 5.27%, 11/01/2064	10,000,000	9,615,762
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000	10,793,658
HCA, Inc., 5.45%, 09/15/2034	2,000,000	1,998,713
HumanGood California Obligated Group, 3.00%, 10/01/2028	1,805,000	1,721,033
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	13,174,422
3.95%, 08/01/2119	5,000,000	3,694,207
Orlando Health Obligated Group, 2.89%, 10/01/2035	1,000,000	844,367
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,426,362
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	9,301,177
Sutter Health, 3.16%, 08/15/2040	2,766,000	2,164,794
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	7,229,717
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	5,122,061
		117,868,535

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	2,000,000	2,031,814
5.50%, 04/15/2035	8,000,000	8,039,556
		10,071,370

Hotels, Restaurants & Leisure - 0.2%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (c)	5,000,000	4,635,051
Hilton Grand Vacations Borrower Escrow LLC, 6.63%, 01/15/2032 (c)	4,000,000	4,050,684
Papa John's International, Inc., 3.88%, 09/15/2029 (c)	4,374,000	3,993,110
Station Casinos, LLC, 4.50%, 02/15/2028 (c)	3,750,000	3,590,699
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (c)	5,730,000	5,497,081
		21,766,625

Household Durables - 0.4%
Ashton Woods USA, LLC
6.63%, 01/15/2028 (c)	2,570,000	2,596,723
4.63%, 04/01/2030 (c)	4,100,000	3,804,801
KB Home, 4.80%, 11/15/2029	1,882,000	1,827,366
M/I Homes, Inc.
4.95%, 02/01/2028	4,588,000	4,517,283
3.95%, 02/15/2030	7,916,000	7,251,586
Meritage Homes Corp., 3.88%, 04/15/2029 (c)	13,874,000	13,104,809
Newell Brands, Inc., 6.63%, 05/15/2032	1,000,000	1,020,055
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (c)	5,241,000	4,650,263
		38,772,886

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029 (c)	7,500,000	6,970,302
IQVIA, Inc.
5.00%, 10/15/2026 (c)	2,000,000	1,976,502
5.00%, 05/15/2027 (c)	3,000,000	2,968,961
		11,915,765

Machinery - 0.3%
AGCO Corp., 5.80%, 03/21/2034	7,000,000	7,188,283
Allison Transmission, Inc.
4.75%, 10/01/2027 (c)	2,424,000	2,373,784
3.75%, 01/30/2031 (c)	13,782,000	12,397,193
Manitowoc Co., Inc., 9.25%, 10/01/2031 (c)	500,000	525,625
		22,484,885

Media - 0.3%
CCO Holdings Capital Corp.
4.75%, 02/01/2032 (c)	4,912,000	4,424,051
4.25%, 01/15/2034 (c)	1,500,000	1,251,912
Charter Communications Operating, LLC, 3.50%, 03/01/2042	5,716,000	4,048,770
Sirius XM Radio, Inc.
5.00%, 08/01/2027 (c)	2,317,000	2,279,372
3.88%, 09/01/2031 (c)	11,624,000	10,071,338
		22,075,443

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028 (c)	5,000,000	4,319,686
Arbor Realty Trust, Inc., 4.50%, 03/15/2027 (c)	5,000,000	4,541,819
		8,861,505

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000	9,426,923
5.65%, 02/22/2064	10,500,000	10,746,747
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/2043	5,000,000	4,904,477
Wyeth, LLC, 5.95%, 04/01/2037	13,738,000	14,802,372
		39,880,519

Professional Services - 0.4%
Amentum Escrow Corp., 7.25%, 08/01/2032 (c)	4,503,000	4,628,556
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (c)	2,220,000	2,126,937
4.00%, 07/01/2029 (c)	5,895,000	5,617,123
Leidos, Inc., 2.30%, 02/15/2031	2,840,000	2,434,722
Science Applications International Corp., 4.88%, 04/01/2028 (c)	20,028,000	19,319,846
		34,127,184

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (c)	2,300,000	2,327,057
MMH Master LLC, 6.75%, 02/01/2044 (c)	10,250,000	10,287,690
Wildflower Improvement Association, 6.63%, 03/01/2031 (c)	2,384,181	2,327,679
		14,942,426

Retail REITs - 0.2%
American Finance Trust, Inc., 4.50%, 09/30/2028 (c)	5,000,000	4,646,117
Simon Property Group LP, 6.75%, 02/01/2040	12,702,000	14,468,789
		19,114,906

Software - 0.4%
Open Text Corp.
3.88%, 02/15/2028 (c)	12,875,000	12,164,226
3.88%, 12/01/2029 (c)	6,680,000	6,098,625
Oracle Corp.
3.85%, 07/15/2036	10,200,000	9,000,656
6.50%, 04/15/2038	10,000,000	11,053,001
		38,316,508

Specialty Retail - 0.9%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032 (c)	11,700,000	10,893,198
AutoNation, Inc., 3.85%, 03/01/2032	11,525,000	10,490,345
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (c)	18,014,000	17,036,000
Home Depot, Inc., 5.40%, 09/15/2040	11,497,000	11,830,621
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (c)	10,159,000	9,878,145
Lithia Motors, Inc.
3.88%, 06/01/2029 (c)	1,120,000	1,038,828
4.38%, 01/15/2031 (c)	7,000,000	6,437,209
Penske Automotive Group, Inc., 3.75%, 06/15/2029	11,950,000	11,031,892
		78,636,238

Technology Hardware, Storage & Peripherals - 0.3%
Dell International, LLC, 8.10%, 07/15/2036	18,910,000	22,948,386

Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc.
5.50%, 08/11/2032 (c)	8,553,000	8,609,222
5.95%, 10/15/2033 (c)	4,000,000	4,140,830
Herc Holdings, Inc., 6.63%, 06/15/2029 (c)	2,000,000	2,050,144
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,560,366
		19,360,562
TOTAL CORPORATE BONDS (Cost $1,491,545,170)		1,474,489,004

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 13.8%	Par	Value
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class B, 3.72%, 05/15/2053 (c)(e)	3,000,000	2,757,365
Series 2021-MF3, Class B, 2.51%, 10/15/2054 (c)	2,000,000	1,669,647
Series 2022-MF4, Class B, 3.39%, 02/15/2055 (c)(e)	9,552,000	8,366,170
Series 2022-MF4, Class C, 3.39%, 02/15/2055 (c)(e)	1,000,000	863,917
Series 2022-MF4, Class XD, 1.39%, 02/15/2055 (c)(e)(f)	19,700,000	1,503,673
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550	9,629,530
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	12,342,047	11,844,526
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (c)	2,000,000	1,672,435
Series 2019-BN16, Class XA, 1.10%, 02/15/2052 (e)(f)	74,829,268	2,273,493
Series 2019-BN17, Class XB, 0.71%, 04/15/2052 (e)(f)	123,653,000	2,811,807
Series 2019-BN17, Class XD, 1.74%, 04/15/2052 (c)(e)(f)	11,541,000	674,631
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	2,000,000	1,818,664
Series 2019-BN21, Class ASB, 2.81%, 10/17/2052	6,367,684	6,067,294
Series 2019-BN21, Class XD, 1.23%, 10/17/2052 (c)(e)(f)	18,699,333	856,897
Series 2019-BN23, Class C, 3.62%, 12/15/2052 (e)	8,713,000	7,421,074
Series 2019-BN23, Class XB, 0.26%, 12/15/2052 (e)(f)	238,421,000	2,137,563
Series 2019-BN24, Class ASB, 2.93%, 11/15/2062	3,250,000	3,118,312
Series 2019-BN24, Class XB, 0.30%, 11/15/2062 (e)(f)	174,693,000	1,806,361
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (e)	7,401,500	6,393,453
Series 2020-BN25, Class XA, 0.98%, 01/15/2063 (e)(f)	156,088,327	5,499,335
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	5,072,340	4,680,828
Series 2020-BN26, Class XB, 0.71%, 03/15/2063 (e)(f)	226,593,000	6,598,932
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,607,982
Series 2020-BN28, Class XB, 1.09%, 03/15/2063 (e)(f)	29,969,467	1,476,692
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,214,672
Series 2020-BN29, Class B, 2.42%, 11/15/2053	2,625,000	2,126,440
Series 2020-BN29, Class C, 3.14%, 11/15/2053 (e)	1,320,000	1,047,394
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (c)	1,250,000	906,892
Series 2020-BN29, Class XB, 0.73%, 11/15/2053 (e)(f)	132,417,000	4,427,826
Series 2020-BN30, Class B, 2.45%, 12/15/2053 (e)	1,090,000	890,649
Series 2020-BN30, Class C, 2.76%, 12/15/2053 (e)	5,450,000	4,310,215
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (c)(e)	9,150,000	6,728,504
Series 2021-BN31, Class ASB, 1.74%, 02/15/2054	7,704,000	6,995,080
Series 2021-BN32, Class C, 3.37%, 04/15/2054 (e)	800,000	657,548
Series 2021-BN32, Class D, 2.50%, 04/15/2054 (c)(e)	5,000,000	3,779,349
Series 2021-BN32, Class XB, 0.35%, 04/15/2054 (e)(f)	152,569,000	2,182,454
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,230,304
Series 2021-BN34, Class B, 2.75%, 06/15/2063 (e)	8,000,000	6,359,399
Series 2021-BN34, Class XA, 1.08%, 06/15/2063 (e)(f)	95,433,793	4,303,692
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,310,180
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (e)	8,755,000	7,192,661
Series 2021-BN35, Class XA, 1.14%, 06/15/2064 (e)(f)	105,451,198	5,153,274
Series 2021-BN38, Class XA, 0.92%, 12/15/2064 (e)(f)	40,118,809	1,798,719
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (c)	3,955,000	2,816,433
Series 2023-BN45, Class XD, 2.49%, 02/15/2056 (c)(e)(f)	22,611,000	3,345,476
Series 2024-BN47, Class XA, 1.04%, 06/15/2057 (e)(f)	65,115,288	3,946,761
Series 2024-BN47, Class XB, 0.61%, 06/15/2057 (e)(f)	220,695,000	7,233,190
Series 2024-BN48, Class XB, 0.85%, 10/15/2034 (e)(f)	228,218,000	12,349,583
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,994,831	10,364,387
Series 2023-5YR3, Class B, 7.56%, 09/15/2056 (e)	2,000,000	2,125,446
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056 (e)	7,500,000	8,026,848
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,625,000	11,831,691
Series 2024-5YR10, Class B, 6.14%, 10/15/2057 (e)	5,000,000	5,090,361
Series 2024-5YR10, Class XA, 1.40%, 10/15/2057 (e)(f)	81,106,367	4,004,830
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,419,477
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057 (e)	5,000,000	5,210,576
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057 (c)(e)(f)	112,680,541	3,266,045
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057 (e)	7,000,000	7,341,884
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057 (e)(f)	142,413,234	7,552,174
Series 2024-5YR8, Class B, 6.91%, 08/15/2057 (e)	8,900,000	9,368,519
Series 2024-5YR8, Class C, 7.00%, 08/15/2057 (e)	6,000,000	6,230,527
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (e)	11,200,000	11,629,724
Barclays Commercial Mortgage Trust, Series 2019-C3, Class ASB, 3.46%, 05/15/2052	1,862,025	1,818,377
BBCMS Trust
Series 2020-C6, Class XA, 1.15%, 02/15/2053 (e)(f)	91,856,306	3,704,418
Series 2020-C6, Class XB, 0.79%, 02/15/2053 (e)(f)	59,000,000	1,962,328
Series 2020-C7, Class XA, 1.72%, 04/15/2053 (e)(f)	21,658,328	1,151,753
Series 2020-C7, Class XB, 1.10%, 04/15/2053 (e)(f)	17,140,000	808,302
Series 2021-C10, Class XA, 1.34%, 07/15/2054 (e)(f)	73,234,309	4,268,681
Series 2021-C10, Class XB, 1.13%, 07/15/2054 (e)(f)	74,931,500	4,217,534
Series 2021-C11, Class XB, 1.08%, 09/15/2054 (e)(f)	29,540,000	1,671,539
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,253,931
Series 2021-C12, Class XA, 1.06%, 11/15/2054 (e)(f)	100,996,583	4,646,287
Series 2021-C12, Class XB, 0.71%, 11/15/2054 (e)(f)	59,992,000	2,244,937
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,211,492
Series 2021-C9, Class ASB, 1.96%, 02/15/2054	10,000,000	9,158,597
Series 2021-C9, Class XB, 1.11%, 02/15/2054 (e)(f)	68,467,000	3,586,918
Series 2022-C14, Class XA, 0.82%, 02/15/2055 (e)(f)	97,747,500	3,574,421
Series 2022-C14, Class XB, 0.37%, 02/15/2055 (e)(f)	166,823,000	3,591,999
Series 2022-C15, Class XD, 1.46%, 04/15/2055 (c)(e)(f)	25,000,000	2,145,248
Series 2022-C17, Class XA, 1.32%, 09/15/2055 (e)(f)	65,001,105	4,681,471
Series 2022-C17, Class XB, 0.66%, 09/15/2055 (e)(f)	52,655,000	2,113,377
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,129,936
Series 2023-C21, Class A2, 6.51%, 09/15/2056 (e)	10,130,000	10,586,174
Series 2024-5C27, Class XA, 1.04%, 07/15/2057 (c)(e)(f)	58,982,338	1,923,054
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,165,870
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (e)(f)	63,406,036	6,617,035
Series 2024-C24, Class XB, 1.57%, 02/15/2057 (e)(f)	32,630,000	3,130,173
Series 2024-C26, Class XA, 1.24%, 05/15/2057 (e)(f)	111,908,841	8,613,534
Series 2024-C28, Class AS, 5.84%, 09/15/2057 (e)	5,000,000	5,213,830
Series 2024-C28, Class XA, 1.33%, 09/15/2057 (e)(f)	36,478,165	2,977,260
Series 2024-C28, Class XB, 0.82%, 09/15/2057 (c)(e)(f)	154,907,000	8,029,976
Series 2024-C30, Class XA, 0.86%, 11/15/2057 (e)(f)	114,258,000	7,576,859
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.57%, 08/15/2052 (c)(e)(f)	93,260,000	1,565,201
Series 2019-B13, Class XB, 0.51%, 08/15/2057 (c)(e)(f)	82,774,000	1,432,263
Series 2019-B13, Class XD, 1.61%, 08/15/2057 (c)(e)(f)	12,071,000	720,314
Series 2019-B9, Class XA, 1.18%, 03/15/2052 (e)(f)	28,263,008	982,332
Series 2019-B9, Class XD, 2.16%, 03/15/2052 (c)(e)(f)	11,513,000	794,371
Series 2020-B16, Class XA, 0.92%, 02/15/2053 (e)(f)	118,472,423	4,235,768
Series 2020-B16, Class XB, 0.24%, 02/15/2053 (c)(e)(f)	70,467,000	783,050
Series 2020-B20, Class XB, 0.70%, 10/15/2053 (e)(f)	79,394,000	2,143,146
Series 2020-B21, Class AAB, 1.80%, 12/17/2053	5,966,000	5,480,615
Series 2021-B23, Class AAB, 1.77%, 02/15/2054	5,000,000	4,523,773
Series 2021-B23, Class XA, 1.37%, 02/15/2054 (e)(f)	65,961,825	3,526,379
Series 2021-B23, Class XB, 1.01%, 02/15/2054 (c)(e)(f)	105,441,000	5,154,504
Series 2021-B24, Class ASB, 2.26%, 03/15/2054	6,400,000	5,856,852
Series 2021-B24, Class XA, 1.26%, 03/15/2054 (e)(f)	66,231,115	3,127,837
Series 2021-B24, Class XB, 0.71%, 03/15/2054 (e)(f)	99,123,000	3,362,768
Series 2021-B25, Class XA, 1.20%, 04/15/2054 (e)(f)	78,441,548	3,967,017
Series 2021-B25, Class XB, 0.78%, 04/15/2054 (e)(f)	93,350,000	3,508,196
Series 2021-B26, Class B, 2.69%, 06/15/2054 (e)	6,000,000	4,802,019
Series 2021-B26, Class C, 2.99%, 06/15/2054 (e)	1,650,000	1,210,999
Series 2021-B26, Class D, 2.00%, 06/15/2054 (c)	2,250,000	1,475,456
Series 2021-B26, Class XD, 1.48%, 06/15/2054 (c)(e)(f)	10,836,000	818,963
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,591,285
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,397,830
Series 2021-B27, Class D, 2.00%, 07/15/2054 (c)	5,000,000	3,072,639
Series 2021-B27, Class XA, 1.37%, 07/15/2054 (e)(f)	51,567,209	2,918,632
Series 2021-B27, Class XD, 1.60%, 07/15/2054 (c)(e)(f)	28,014,000	2,332,835
Series 2021-B28, Class XA, 1.38%, 08/15/2054 (e)(f)	111,219,560	6,556,493
Series 2021-B28, Class XB, 1.07%, 08/15/2054 (e)(f)	32,491,000	1,808,153
Series 2021-B29, Class C, 2.75%, 09/15/2054 (e)	5,300,000	4,221,716
Series 2021-B29, Class D, 2.00%, 09/15/2054 (c)	1,000,000	681,095
Series 2021-B29, Class E, 2.00%, 09/15/2054 (c)	6,000,000	3,802,133
Series 2021-B29, Class XD, 1.41%, 09/15/2054 (c)(e)(f)	27,615,000	1,987,927
Series 2021-B30, Class C, 2.99%, 11/15/2054 (e)	8,181,000	6,110,845
Series 2021-B30, Class E, 2.00%, 11/15/2054 (c)	2,250,000	1,280,205
Series 2021-B30, Class XB, 0.59%, 11/15/2054 (c)(e)(f)	83,683,000	2,780,669
Series 2021-B30, Class XD, 1.41%, 11/15/2054 (c)(e)(f)	18,582,000	1,359,753
Series 2021-B31, Class XA, 0.88%, 12/15/2054 (e)(f)	142,657,455	5,737,041
Series 2021-B31, Class XB, 0.54%, 12/15/2054 (c)(e)(f)	124,409,000	3,520,414
Series 2021-B31, Class XD, 1.26%, 12/15/2054 (c)(e)(f)	31,991,000	2,199,650
Series 2022-B32, Class AS, 3.53%, 01/15/2055 (e)	10,000,000	8,542,633
Series 2022-B32, Class XD, 1.64%, 01/15/2055 (c)(e)(f)	39,202,000	3,285,155
Series 2022-B33, Class XD, 1.73%, 03/15/2055 (c)(e)(f)	21,919,000	2,036,475
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,066,895
Series 2024-V10, Class AS, 5.73%, 09/15/2057 (e)	10,000,000	10,198,954
Series 2024-V10, Class XA, 1.52%, 09/15/2057 (e)(f)	62,999,694	3,382,832
Series 2024-V11, Class AM, 6.20%, 11/15/2057	10,000,000	10,416,261
Series 2024-V5, Class AM, 6.42%, 01/10/2057 (e)	5,900,000	6,158,955
Series 2024-V6, Class XA, 1.58%, 03/15/2057 (e)(f)	117,517,879	5,754,474
Series 2024-V8, Class AM, 6.86%, 07/15/2057 (e)	5,140,000	5,438,961
Series 2024-V9, Class AS, 6.06%, 08/15/2057 (e)	10,000,000	10,334,902
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055 (e)	2,000,000	1,667,545
Series 2022-C1, Class XD, 1.89%, 02/17/2055 (c)(e)(f)	30,550,000	3,207,307
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,331,394
Series 2023-C7, Class XA, 1.04%, 12/15/2056 (c)(e)(f)	100,332,674	5,376,256
Series 2024-5C3, Class AS, 6.29%, 02/15/2057 (e)	5,750,000	5,970,723
Series 2024-5C3, Class XA, 1.35%, 02/15/2057 (e)(f)	101,189,000	4,024,337
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (e)	5,500,000	5,651,969
Series 2024-C10, Class XB, 0.21%, 11/15/2057 (e)(f)	135,745,000	3,346,331
Series 2024-C9, Class XA, 1.08%, 07/15/2057 (e)(f)	49,992,846	3,397,439
Series 2024-C9, Class XB, 0.55%, 07/15/2057 (e)(f)	181,757,000	6,298,007
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (f)	27,377,105	1,254,693
Series 2021-3, Class X, 0.79%, 08/20/2036 (f)	25,062,587	1,212,027
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.74%, 11/15/2052 (e)(f)	134,736,000	3,550,051
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.42%, 11/15/2050 (e)(f)	40,062,667	345,661
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	3,709,943	3,591,669
Series 2016-C1, Class C, 5.10%, 05/10/2049 (e)	8,348,000	8,059,270
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500	8,942,135
Series 2016-P6, Class B, 4.30%, 12/10/2049 (e)	6,835,000	6,049,851
Series 2017-B1, Class XB, 0.28%, 08/15/2050 (e)(f)	38,016,000	188,845
Series 2017-C4, Class XA, 1.13%, 10/12/2050 (e)(f)	30,359,711	672,097
Series 2017-C4, Class XB, 0.35%, 10/12/2050 (e)(f)	42,746,500	310,874
Series 2017-P7, Class XB, 0.73%, 04/14/2050 (e)(f)	45,124,000	547,169
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000	3,855,825
Series 2018-B2, Class XB, 0.53%, 03/10/2051 (e)(f)	49,202,000	589,883
Series 2018-C5, Class XB, 0.49%, 06/10/2051 (c)(e)(f)	28,400,000	343,773
Series 2018-C6, Class AAB, 4.34%, 11/10/2051	3,974,535	3,922,484
Series 2019-C7, Class B, 3.67%, 12/15/2072 (e)	10,000,000	8,976,111
Series 2019-C7, Class XA, 0.97%, 12/15/2072 (e)(f)	73,459,458	2,461,083
Series 2019-C7, Class XB, 0.41%, 12/15/2072 (c)(e)(f)	50,711,000	670,947
Series 2019-C7, Class XD, 1.32%, 12/15/2072 (c)(e)(f)	39,933,000	2,105,424
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,043,702
Series 2019-GC41, Class XA, 1.16%, 08/10/2056 (e)(f)	49,123,809	1,732,022
Series 2020-GC46, Class XA, 1.09%, 02/15/2053 (e)(f)	88,299,310	3,414,393
Series 2020-GC46, Class XB, 0.44%, 02/15/2053 (c)(e)(f)	92,457,000	1,608,031
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD3, Class XB, 0.70%, 02/10/2050 (e)(f)	61,857,000	784,743
Series 2018-CD7, Class ASB, 4.21%, 08/15/2051	2,401,302	2,375,513
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.14%, 08/15/2057 (c)(e)(f)	19,460,000	879,253
Series 2024-277P, Class A, 6.34%, 08/10/2044 (c)	8,000,000	8,296,347
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (c)(e)	6,750,000	6,859,559
Computershare Corporate Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049 (c)(e)	9,625,000	8,641,228
Series 2017-C40, Class B, 4.38%, 10/15/2050 (e)	2,000,000	1,857,990
Series 2017-C40, Class C, 4.44%, 10/15/2050 (e)	1,670,000	1,502,732
Series 2018-C48, Class B, 4.90%, 01/15/2052 (e)	5,000,000	4,684,193
Series 2019-C49, Class D, 3.00%, 03/15/2052 (c)	3,250,000	2,683,071
Series 2019-C53, Class C, 3.58%, 10/15/2052 (e)	3,275,000	2,814,267
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,623,127
Series 2024-C63, Class XA, 1.21%, 08/15/2057 (e)(f)	65,396,782	5,005,287
Series 2024-C63, Class XB, 0.59%, 08/15/2057 (e)(f)	147,039,000	5,236,868
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050 (c)(e)(f)	62,192,000	41,650
Series 2016-C5, Class XD, 1.00%, 11/15/2048 (c)(e)(f)	46,821,000	306,528
Series 2017-C8, Class XB, 0.43%, 06/15/2050 (e)(f)	74,773,000	582,556
Series 2019-C17, Class XA, 1.46%, 09/15/2052 (e)(f)	78,634,517	3,818,516
Series 2019-C18, Class C, 4.05%, 12/15/2052 (e)	3,987,000	3,510,601
Series 2019-C18, Class XA, 1.13%, 12/15/2052 (e)(f)	92,482,324	3,436,181
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (c)	443,337	376,066
Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (c)	6,608,000	3,774,355
Series 2015-GC32, Class B, 4.54%, 07/10/2048 (e)	6,453,000	6,334,496
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	12,066,956	11,928,607
Series 2016-GS3, Class B, 3.40%, 10/10/2049 (e)	10,417,000	9,762,904
Series 2017-GS8, Class XB, 0.51%, 11/10/2050 (e)(f)	44,642,000	467,183
Series 2018-GS10, Class XD, 1.55%, 07/10/2051 (c)(e)(f)	24,049,000	1,193,617
Series 2019-GC38, Class XD, 2.06%, 02/10/2052 (c)(e)(f)	20,916,000	1,430,732
Series 2019-GC39, Class XB, 0.77%, 05/10/2052 (e)(f)	69,588,000	1,770,437
Series 2019-GC39, Class XD, 1.76%, 05/10/2052 (c)(e)(f)	24,645,000	1,515,143
Series 2019-GSA1, Class XA, 0.93%, 11/10/2052 (e)(f)	69,629,205	2,255,763
Series 2020-GC45, Class AAB, 2.84%, 02/13/2053	12,881,000	12,267,166
Series 2020-GSA2, Class XB, 1.05%, 12/12/2053 (c)(e)(f)	73,324,000	3,611,478
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class XB, 0.70%, 07/15/2050 (e)(f)	68,830,000	997,705
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.37%, 07/15/2048 (e)	3,585,000	3,000,461
Series 2015-C32, Class XD, 0.50%, 11/15/2048 (c)(e)(f)	23,066,000	66,197
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049 (e)	5,500,000	5,014,946
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.15%, 05/10/2050 (e)	2,960,000	2,814,943
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.52%, 10/15/2054 (e)(f)	143,080,000	3,788,987
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class B, 4.27%, 07/15/2050 (e)	6,345,000	6,153,030
Series 2015-C27, Class B, 4.63%, 12/15/2047 (e)	3,000,000	2,913,741
Series 2016-C31, Class XD, 1.40%, 11/15/2049 (c)(e)(f)	21,212,500	419,674
Series 2017-C34, Class B, 4.11%, 11/15/2052 (e)	7,434,000	6,748,519
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	4,953,000	3,043,515
Morgan Stanley Capital I Trust
Series 2016-BN2, Class XB, 0.65%, 11/15/2049 (e)(f)	58,680,000	516,947
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,270,000	1,192,337
Series 2017-H1, Class C, 4.28%, 06/15/2050 (e)	7,959,000	7,071,736
Series 2017-H1, Class XD, 2.30%, 06/15/2050 (c)(e)(f)	8,725,000	407,212
Series 2017-HR2, Class A3, 3.33%, 12/15/2050	11,637,974	11,136,731
Series 2017-HR2, Class C, 4.46%, 12/15/2050 (e)	10,576,000	9,789,110
Series 2018-H3, Class ASB, 4.12%, 07/15/2051	4,585,417	4,522,448
Series 2018-H3, Class XB, 0.52%, 07/15/2051 (e)(f)	135,712,000	1,650,367
Series 2018-H3, Class XD, 2.01%, 07/15/2051 (c)(e)(f)	15,363,500	869,353
Series 2019-H7, Class C, 4.13%, 07/15/2052	9,593,000	8,506,500
Series 2019-H7, Class D, 3.00%, 07/15/2052 (c)	2,402,000	1,901,418
Series 2019-H7, Class XB, 0.78%, 07/15/2052 (e)(f)	130,723,000	3,529,979
Series 2019-L2, Class XB, 0.79%, 03/15/2052 (e)(f)	127,093,000	3,061,785
Series 2021-L5, Class B, 3.10%, 05/15/2054	6,627,000	5,607,166
Series 2021-L5, Class D, 2.50%, 05/15/2054 (c)	3,500,000	2,435,041
Series 2021-L5, Class XB, 0.84%, 05/15/2054 (e)(f)	70,387,500	2,933,983
Series 2021-L6, Class B, 2.95%, 06/15/2054 (e)	7,500,000	6,147,463
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056 (e)(f)	16,842,766	1,064,310
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038 (e)(f)	32,508,560	1,770,741
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 1.07%, 06/15/2050 (e)(f)	13,000,000	259,562
Series 2017-C6, Class XB, 0.70%, 12/15/2050 (e)(f)	63,420,500	976,466
Series 2017-C7, Class XB, 0.48%, 12/15/2050 (e)(f)	170,396,000	2,026,605
Series 2018-C12, Class XA, 1.02%, 08/15/2051 (e)(f)	40,434,535	1,050,247
Series 2018-C12, Class XB, 0.40%, 08/15/2051 (e)(f)	139,858,000	1,622,171
Series 2018-C13, Class ASB, 4.24%, 10/15/2051	2,601,554	2,566,153
Series 2018-C13, Class XB, 0.41%, 10/15/2051 (e)(f)	128,678,000	1,657,025
Series 2018-C13, Class XD, 2.19%, 10/15/2051 (c)(e)(f)	16,442,000	1,137,497
Series 2018-C14, Class XB, 0.39%, 12/15/2051 (e)(f)	114,392,000	1,395,960
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458	1,934,653
Series 2019-C17, Class XB, 0.99%, 10/15/2052 (e)(f)	128,213,000	4,652,542
Series 2019-C18, Class AS, 3.38%, 12/15/2052 (e)	9,000,000	7,942,298
Series 2019-C18, Class ASB, 2.99%, 12/15/2052	4,500,000	4,322,289
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.92%, 05/15/2052 (e)(f)	56,340,000	1,757,064
Series 2019-C4, Class XB, 1.26%, 08/15/2052 (e)(f)	43,170,000	1,975,217
Series 2019-C5, Class XB, 0.47%, 11/15/2052 (e)(f)	174,774,000	2,463,911
Series 2019-C5, Class XD, 1.45%, 11/15/2052 (c)(e)(f)	12,996,000	713,291
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (e)(f)	20,130,650	842,065
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C, 4.21%, 05/15/2048 (e)	11,105,000	10,289,976
Series 2015-C28, Class D, 4.21%, 05/15/2048 (e)	4,376,000	3,641,777
Series 2015-C30, Class B, 4.40%, 09/15/2058 (e)	5,800,000	5,674,914
Series 2015-NXS1, Class B, 3.66%, 05/15/2048 (e)	1,320,000	1,291,293
Series 2016-C37, Class C, 4.61%, 12/15/2049 (e)	11,213,000	10,750,457
Series 2016-LC24, Class XB, 1.12%, 10/15/2049 (e)(f)	66,264,075	1,016,716
Series 2017-C42, Class XB, 0.46%, 12/15/2050 (e)(f)	116,750,000	1,166,216
Series 2017-RB1, Class XB, 0.88%, 03/15/2050 (e)(f)	69,254,209	999,664
Series 2018-C43, Class C, 4.51%, 03/15/2051 (e)	4,033,000	3,736,082
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,317,000	3,160,794
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,716,837
Series 2018-C47, Class AS, 4.67%, 09/15/2061 (e)	8,000,000	7,808,950
Series 2018-C47, Class XB, 0.27%, 09/15/2061 (e)(f)	164,144,000	1,089,588
Series 2018-C48, Class ASB, 4.25%, 01/15/2052	5,593,531	5,532,930
Series 2018-C48, Class XB, 0.37%, 01/15/2052 (e)(f)	138,642,000	1,551,695
Series 2019-C49, Class ASB, 3.93%, 03/15/2052	4,263,676	4,191,710
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000	8,576,721
Series 2019-C49, Class XB, 0.77%, 03/15/2052 (e)(f)	125,812,000	3,007,347
Series 2019-C50, Class XB, 1.03%, 05/15/2052 (e)(f)	36,427,311	1,251,103
Series 2019-C51, Class XB, 0.77%, 06/15/2052 (e)(f)	130,394,000	3,428,802
Series 2019-C52, Class C, 3.56%, 08/15/2052	6,206,000	5,171,784
Series 2019-C52, Class XA, 1.70%, 08/15/2052 (e)(f)	51,812,653	2,914,762
Series 2019-C52, Class XB, 1.22%, 08/15/2052 (e)(f)	113,763,146	5,063,984
Series 2019-C53, Class B, 3.51%, 10/15/2052 (e)	5,200,000	4,656,910
Series 2019-C53, Class XB, 0.63%, 10/15/2052 (e)(f)	105,325,000	2,354,066
Series 2020-C55, Class XB, 0.94%, 02/15/2053 (e)(f)	58,030,370	2,101,964
Series 2020-C56, Class ASB, 2.42%, 06/15/2053	2,250,000	2,113,729
Series 2020-C56, Class XB, 0.33%, 06/15/2053 (e)(f)	127,035,000	1,643,630
Series 2020-C57, Class ASB, 1.91%, 08/15/2053	7,250,000	6,698,877
Series 2020-C57, Class C, 4.16%, 08/15/2053 (e)	6,237,000	5,489,056
Series 2020-C57, Class D, 2.50%, 08/15/2053 (c)	3,254,077	2,465,143
Series 2020-C57, Class XA, 2.19%, 08/15/2053 (e)(f)	21,907,006	1,900,084
Series 2020-C57, Class XB, 0.81%, 08/15/2053 (e)(f)	74,972,000	2,729,453
Series 2020-C58, Class XB, 1.24%, 07/15/2053 (e)(f)	109,974,000	6,174,270
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	6,105,460
Series 2021-C59, Class XB, 1.04%, 04/15/2054 (e)(f)	65,782,000	3,221,134
Series 2021-C59, Class XD, 1.58%, 04/15/2054 (c)(e)(f)	40,274,000	3,037,723
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	5,822,718
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,511,834
Series 2021-C60, Class XA, 1.62%, 08/15/2054 (e)(f)	40,212,873	2,871,694
Series 2021-C60, Class XB, 1.21%, 08/15/2054 (e)(f)	40,551,000	2,546,420
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,259,863
Series 2021-C61, Class XD, 1.53%, 11/15/2054 (c)(e)(f)	9,132,000	741,621
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,301,146
Series 2024-5C2, Class AS, 6.15%, 11/15/2057 (e)	12,901,000	13,479,183
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,308,992,673)		1,208,521,637

ASSET-BACKED SECURITIES - 13.0%	Par	Value
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 07/13/2027 (c)	10,000,000	9,950,822
Series 2021-3, Class E, 2.56%, 11/15/2027 (c)	9,094,000	9,013,146
Series 2021-4, Class E, 3.12%, 02/14/2028 (c)	5,700,000	5,648,519
Series 2022-3, Class C, 4.86%, 10/13/2028 (c)	369,612	369,620
Series 2022-4, Class C, 7.86%, 02/15/2029 (c)	2,056,180	2,069,103
Series 2022-4, Class D, 8.00%, 02/15/2029 (c)	7,500,000	7,676,480
Series 2023-1, Class C, 5.59%, 04/12/2029 (c)	5,600,000	5,616,330
Series 2023-2, Class B, 5.61%, 06/14/2027 (c)	2,059,936	2,060,613
Series 2023-2, Class C, 5.96%, 08/13/2029 (c)	10,580,000	10,640,439
Series 2023-3, Class C, 6.44%, 10/12/2029 (c)	7,020,000	7,114,729
Series 2023-4, Class C, 6.99%, 09/12/2030 (c)	7,500,000	7,674,550
Series 2024-1, Class B, 5.60%, 11/12/2027 (c)	5,000,000	5,019,442
Series 2024-1, Class C, 5.63%, 01/14/2030 (c)	5,000,000	5,042,097
Series 2024-2, Class B, 6.10%, 12/13/2027 (c)	5,750,000	5,816,349
Series 2024-2, Class C, 6.24%, 04/12/2030 (c)	4,750,000	4,836,022
Series 2024-3, Class B, 5.66%, 08/14/2028 (c)	8,000,000	8,076,458
Series 2024-3, Class C, 5.73%, 07/12/2030 (c)	6,350,000	6,433,350
Series 2024-4, Class A, 4.81%, 03/13/2028 (c)	11,000,000	11,000,719
Series 2024-4, Class C, 4.91%, 08/12/2031 (c)	2,000,000	1,995,432
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D, 1.21%, 12/18/2026	2,360,000	2,310,855
Series 2023-1, Class A2A, 5.84%, 10/19/2026	1,646,871	1,648,852
Series 2023-2, Class A3, 5.81%, 05/18/2028	15,000,000	15,224,205
Series 2024-1, Class A2A, 5.75%, 02/18/2028	2,459,128	2,469,273
Series 2024-1, Class A3, 5.43%, 01/18/2029	12,000,000	12,125,674
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,250,000	6,332,326
Series 2023-2, Class A2A, 5.50%, 06/15/2026	2,725,331	2,728,117
Series 2023-3, Class A2A, 5.72%, 11/16/2026	2,940,138	2,948,309
Series 2024-1, Class A2A, 5.30%, 03/15/2027	5,900,435	5,914,862
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,441,435
Series 2024-2, Class A3, 5.50%, 01/16/2029	13,000,000	13,235,524
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/2026	3,161,880	3,165,182
Series 2023-B, Class A3, 5.60%, 02/15/2029	5,000,000	5,085,689
Series 2024-A, Class A2, 5.19%, 07/15/2027	5,680,522	5,691,890
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028 (c)	5,000,000	4,879,398
Series 2023-A, Class C, 5.54%, 04/16/2029 (c)	2,500,000	2,508,562
Series 2024-C, Class B, 5.68%, 12/15/2028 (c)	3,920,000	3,964,067
Series 2024-D, Class A, 4.91%, 06/15/2028 (c)	5,233,201	5,238,121
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 03/20/2030 (c)	6,678,324	6,722,652
Enterprise Fleet Financing LLC
Series 2024-3, Class A2, 5.31%, 04/20/2027 (c)	3,250,000	3,271,699
Series 2024-3, Class A3, 4.98%, 08/21/2028 (c)	3,000,000	3,027,211
Exeter Automobile Receivables Trust
Series 2020-2A, Class E, 7.19%, 09/15/2027 (c)	8,468,957	8,504,991
Series 2021-2A, Class D, 1.40%, 04/15/2027	1,029,007	1,002,376
Series 2021-2A, Class E, 2.90%, 07/17/2028 (c)	1,500,000	1,453,304
Series 2021-3A, Class E, 3.04%, 12/15/2028 (c)	5,000,000	4,815,731
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,860,000	2,845,477
Series 2022-4A, Class C, 4.92%, 12/15/2028	3,487,881	3,488,178
Series 2022-5A, Class B, 5.97%, 03/15/2027	1,298,957	1,299,815
Series 2022-5A, Class C, 6.51%, 12/15/2027	5,060,000	5,090,694
Series 2022-6A, Class B, 6.03%, 08/16/2027	4,584,850	4,593,539
Series 2022-6A, Class C, 6.32%, 05/15/2028	9,878,000	9,987,042
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,960,000	3,012,247
Series 2023-2A, Class B, 5.61%, 09/15/2027	4,424,123	4,438,167
Series 2023-4A, Class B, 6.31%, 10/15/2027	7,945,000	7,988,321
Series 2023-4A, Class C, 6.51%, 08/15/2028	5,000,000	5,082,855
Series 2023-5A, Class B, 6.58%, 04/17/2028	5,330,000	5,403,577
Series 2024-1A, Class A3, 5.31%, 08/16/2027	8,612,000	8,632,459
Series 2024-1A, Class B, 5.29%, 08/15/2028	7,000,000	7,033,592
Series 2024-2A, Class B, 5.61%, 04/17/2028	1,500,000	1,508,060
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000	5,074,701
Series 2024-3A, Class A3, 5.65%, 12/15/2027	4,000,000	4,027,418
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,250,000	3,300,702
Series 2024-4A, Class A3, 5.28%, 08/15/2030	4,300,000	4,324,434
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000	1,812,010
Series 2024-4A, Class C, 5.48%, 08/15/2030	1,200,000	1,210,601
Series 2024-5A, Class A2, 4.79%, 04/15/2027	5,500,000	5,500,025
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,500,000	2,485,038
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 03/15/2027 (c)	511,228	508,378
Series 2022-1A, Class C, 3.13%, 05/15/2028 (c)	5,000,000	4,909,831
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 04/15/2026 (c)	990,304	991,309
Series 2022-3, Class A3, 4.55%, 04/15/2027 (c)	3,848,605	3,846,756
Series 2023-1, Class A2, 5.38%, 12/15/2026 (c)	574,971	575,219
Series 2023-2, Class A2, 5.76%, 04/15/2027 (c)	3,052,610	3,057,598
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%, 06/15/2026	3,908,203	3,915,029
Series 2023-B, Class A3, 5.23%, 05/15/2028	7,120,000	7,180,673
GLS Auto Receivables Trust
Series 2020-3A, Class E, 4.31%, 07/15/2027 (c)	4,049,736	4,045,855
Series 2020-4A, Class E, 3.51%, 10/15/2027 (c)	7,500,000	7,446,112
Series 2021-1A, Class E, 3.14%, 01/18/2028 (c)	3,250,000	3,208,733
Series 2021-2A, Class E, 2.87%, 05/15/2028 (c)	5,410,000	5,272,764
Series 2021-3A, Class E, 3.20%, 10/16/2028 (c)	5,700,000	5,526,247
Series 2021-4A, Class C, 1.94%, 10/15/2027 (c)	3,671,389	3,647,240
Series 2021-4A, Class E, 4.43%, 10/16/2028 (c)	5,000,000	4,825,947
Series 2022-2A, Class B, 4.70%, 09/15/2026 (c)	232,663	232,640
Series 2022-3A, Class B, 4.92%, 01/15/2027 (c)	1,054,038	1,053,946
Series 2023-1A, Class B, 6.19%, 06/15/2027 (c)	1,240,213	1,243,708
Series 2023-1A, Class C, 6.38%, 12/15/2028 (c)	7,172,000	7,246,069
Series 2023-2A, Class A2, 5.70%, 01/15/2027 (c)	986,281	987,267
Series 2023-2A, Class B, 5.52%, 11/15/2027 (c)	7,800,000	7,824,951
Series 2023-2A, Class C, 5.69%, 03/15/2029 (c)	7,893,000	7,948,374
Series 2023-3A, Class C, 6.01%, 05/15/2029 (c)	8,092,000	8,218,928
Series 2023-4A, Class A3, 6.42%, 06/15/2027 (c)	2,075,000	2,092,111
Series 2023-4A, Class B, 6.57%, 03/15/2028 (c)	10,000,000	10,160,724
Series 2024-1A, Class A3, 5.40%, 09/15/2027 (c)	8,500,000	8,534,359
Series 2024-1A, Class B, 5.49%, 07/17/2028 (c)	10,000,000	10,075,972
Series 2024-1A, Class C, 5.64%, 12/17/2029 (c)	3,500,000	3,543,331
Series 2024-2A, Class A3, 5.64%, 01/18/2028 (c)	10,000,000	10,089,830
Series 2024-2A, Class B, 5.77%, 11/15/2028 (c)	10,000,000	10,140,991
Series 2024-2A, Class C, 6.03%, 02/15/2030 (c)	3,250,000	3,331,375
Series 2024-3A, Class A3, 5.02%, 04/17/2028 (c)	8,000,000	8,027,456
Series 2024-3A, Class B, 5.08%, 01/16/2029 (c)	7,137,000	7,178,492
Series 2024-3A, Class C, 5.21%, 02/18/2031 (c)	3,500,000	3,525,851
Series 2024-4A, Class A2, 4.76%, 10/15/2027 (c)	12,000,000	12,003,233
Series 2024-4A, Class A3, 4.75%, 07/17/2028 (c)	9,750,000	9,753,198
Series 2024-4A, Class B, 4.89%, 04/16/2029 (c)	10,000,000	10,000,844
Series 2024-4A, Class C, 5.10%, 06/17/2030 (c)	5,000,000	5,004,255
GLS Auto Select Receivables Trust
Series 2024-4A, Class B, 4.50%, 11/15/2030 (c)	3,380,000	3,341,176
Series 2024-4A, Class C, 4.75%, 11/15/2030 (c)	3,700,000	3,653,748
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A, 5.10%, 05/18/2026	995,815	996,138
Series 2023-3, Class A2A, 5.74%, 09/16/2026	2,741,954	2,748,000
Series 2024-2, Class A3, 5.10%, 03/16/2029	6,000,000	6,066,512
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	3,076,716	3,081,358
Series 2023-2, Class A3, 4.93%, 11/15/2027	7,662,000	7,695,489
Series 2023-3, Class A3, 5.41%, 02/18/2028	12,586,000	12,717,725
Series 2024-1, Class A2, 5.36%, 09/15/2026	12,000,568	12,033,524
Series 2024-1, Class A3, 5.21%, 08/15/2028	8,500,000	8,593,289
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	3,061,660	3,065,928
Series 2023-C, Class A3, 5.48%, 05/15/2028	5,000,000	5,063,652
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029 (c)	10,000,000	10,085,330
Santander Consumer USA Holdings, Inc.
Series 2022-4, Class B, 4.42%, 11/15/2027	2,900,000	2,894,810
Series 2024-4, Class A3, 4.85%, 01/16/2029	13,500,000	13,538,960
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,517,171
Series 2024-5, Class A2, 4.88%, 09/15/2027	12,000,000	12,015,924
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,276,796
Santander Consumer USA, Inc.
Series 2024-2, Class A2, 4.94%, 12/15/2027	19,000,000	19,023,351
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,727,299
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 09/15/2027	5,266,098	5,243,792
Series 2022-2, Class C, 3.76%, 07/16/2029	5,075,000	5,012,110
Series 2022-4, Class A3, 4.14%, 02/16/2027	86,724	86,697
Series 2022-5, Class C, 4.74%, 10/16/2028	8,000,000	7,998,096
Series 2022-6, Class B, 4.72%, 06/15/2027	12,634,340	12,631,243
Series 2022-7, Class A3, 5.75%, 04/15/2027	1,989,434	1,991,541
Series 2022-7, Class B, 5.95%, 01/17/2028	15,960,000	16,074,436
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000	9,974,896
Series 2023-1, Class B, 4.98%, 02/15/2028	19,386,000	19,395,681
Series 2023-1, Class C, 5.09%, 05/15/2030	10,000,000	10,040,486
Series 2023-2, Class A3, 5.21%, 07/15/2027	5,943,621	5,950,368
Series 2023-2, Class B, 5.24%, 05/15/2028	1,360,000	1,364,770
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	5,061,063
Series 2023-3, Class A3, 5.61%, 10/15/2027	6,035,000	6,052,559
Series 2023-4, Class A3, 5.73%, 04/17/2028	14,300,000	14,396,562
Series 2023-4, Class B, 5.77%, 12/15/2028	4,574,000	4,642,338
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,610,560
Series 2023-6, Class A3, 5.93%, 07/17/2028	10,180,000	10,287,615
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,189,928
Series 2024-1, Class A3, 5.35%, 02/15/2028	7,250,000	7,277,812
Series 2024-1, Class A3, 5.25%, 04/17/2028	15,000,000	15,054,783
Series 2024-1, Class B, 5.31%, 01/16/2029	7,330,000	7,383,245
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	1,010,293
Series 2024-2, Class A3, 5.63%, 11/15/2028	12,300,000	12,435,723
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,191,462
Series 2024-3, Class A3, 5.63%, 01/16/2029	7,000,000	7,089,902
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,739,616
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,571,446
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028 (c)	6,285,000	6,321,755
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	6,112,913	6,081,889
Series 2023-A, Class A2, 5.05%, 01/15/2026	42,012	42,016
Series 2023-C, Class A2A, 5.60%, 08/17/2026	3,459,860	3,468,025
Series 2023-C, Class A3, 5.16%, 04/17/2028	5,124,000	5,163,859
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026 (c)	8,370,000	8,286,215
Series 2021-2A, Class D, 1.23%, 12/15/2026 (c)	7,042,777	6,957,834
Series 2021-2A, Class E, 2.38%, 03/15/2027 (c)	2,225,000	2,183,290
Series 2021-3A, Class E, 3.42%, 04/15/2027 (c)	10,030,000	9,862,558
Series 2022-1A, Class C, 3.11%, 03/15/2027 (c)	2,855,508	2,846,628
Series 2022-2A, Class B, 4.31%, 09/15/2027 (c)	3,286,459	3,285,487
Series 2022-2A, Class D, 5.48%, 09/15/2027 (c)	10,725,000	10,771,344
Series 2022-3A, Class B, 5.99%, 12/15/2027 (c)	10,000,000	10,033,759
Series 2022-3A, Class C, 6.44%, 12/15/2027 (c)	5,160,000	5,215,086
Series 2023-1A, Class A3, 5.21%, 01/18/2028 (c)	10,621,850	10,630,974
Series 2023-1A, Class B, 5.41%, 01/18/2028 (c)	3,750,000	3,762,267
Series 2023-1A, Class C, 5.74%, 08/15/2028 (c)	6,275,000	6,327,396
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	1,100,000	1,130,042
Series 2023-2A, Class A3, 5.80%, 02/16/2027 (c)	10,000,000	10,025,634
Series 2023-2A, Class B, 6.14%, 03/15/2028 (c)	5,690,000	5,734,974
Series 2023-2A, Class C, 6.29%, 03/15/2028 (c)	8,805,000	8,913,476
Series 2023-3A, Class A3, 5.82%, 05/17/2027 (c)	6,655,000	6,698,735
Series 2023-3A, Class B, 5.92%, 09/15/2028 (c)	2,818,000	2,847,512
Series 2023-3A, Class C, 6.02%, 09/15/2028 (c)	6,350,000	6,450,707
Series 2023-4A, Class C, 6.64%, 11/15/2028 (c)	8,060,000	8,261,639
Series 2024-1A, Class A3, 5.44%, 05/17/2027 (c)	7,250,000	7,296,723
Series 2024-1A, Class B, 5.55%, 11/15/2027 (c)	10,000,000	10,092,392
Series 2024-1A, Class C, 5.65%, 02/15/2029 (c)	6,330,000	6,407,529
Series 2024-2A, Class A3, 5.56%, 02/15/2028 (c)	10,065,000	10,160,632
Series 2024-2A, Class B, 5.62%, 03/15/2030 (c)	7,000,000	7,090,551
Series 2024-2A, Class C, 5.68%, 03/15/2030 (c)	5,000,000	5,067,222
Series 2024-3A, Class A2A, 4.82%, 09/15/2027 (c)	13,520,000	13,527,725
Series 2024-3A, Class C, 4.92%, 11/15/2029 (c)	5,000,000	5,000,082
World Omni Auto Receivables Trust
Series 2023-A, Class A2A, 5.18%, 07/15/2026	314,329	314,372
Series 2023-B, Class A2A, 5.25%, 11/16/2026	1,497,944	1,498,472
World Omni Select Auto Trust
Series 2024-A, Class A2A, 5.37%, 02/15/2028	3,000,000	3,012,094
Series 2024-A, Class A3, 4.98%, 02/15/2030	2,000,000	2,014,114
TOTAL ASSET-BACKED SECURITIES (Cost $1,125,371,716)		1,133,759,285

U.S. TREASURY SECURITIES - 12.9%	Par	Value
United States Treasury Notes/Bonds
4.25%, 11/15/2040	20,000,000	19,769,922
4.38%, 08/15/2043	205,000,000	202,849,903
4.75%, 11/15/2043	225,000,000	233,463,868
4.50%, 02/15/2044	114,750,000	115,090,664
4.63%, 05/15/2044	60,000,000	61,134,375
3.13%, 08/15/2044	25,000,000	20,451,172
United States Treasury Strip Principal
0.00%, 02/15/2042 (b)	100,000,000	47,117,101
0.00%, 05/15/2042 (b)	150,000,000	69,525,456
0.00%, 08/15/2042 (b)	150,000,000	68,488,453
0.00%, 11/15/2042 (b)	150,000,000	67,558,113
0.00%, 02/15/2043 (b)	125,000,000	55,674,650
0.00%, 05/15/2043 (b)	125,000,000	54,922,427
0.00%, 02/15/2044 (b)	150,000,000	63,595,962
0.00%, 08/15/2044 (b)	125,000,000	51,656,348
TOTAL U.S. TREASURY SECURITIES (Cost $1,105,136,930)		1,131,298,414

COLLATERALIZED LOAN OBLIGATIONS - 8.2%	Par	Value
Allegany Park CLO Ltd., Series 2019-1A, Class DR, 7.72% (3 mo. Term SOFR + 3.10%), 01/20/2035 (c)	4,000,000	3,989,072
Allegro CLO Ltd., Series 2019-1A, Class ARR, 5.75% (3 mo. Term SOFR + 1.13%), 04/20/2032 (c)	1,037,068	1,037,900
Anchorage Capital CLO Ltd., Series 2018-10A, Class BR, 6.36% (3 mo. Term SOFR + 1.70%), 10/15/2031 (c)	7,500,000	7,508,992
Annisa CLO Ltd., Series 2016-2A, Class BRR, 6.12% (3 mo. Term SOFR + 1.50%), 07/20/2031 (c)	14,415,000	14,414,135
Apidos CLO
Series 2013-12A, Class BRR, 6.11% (3 mo. Term SOFR + 1.45%), 04/15/2031 (c)	6,350,000	6,359,125
Series 2013-12A, Class CRR, 6.46% (3 mo. Term SOFR + 1.80%), 04/15/2031 (c)	5,000,000	5,008,095
Series 2013-12A, Class ER, 10.32% (3 mo. Term SOFR + 5.66%), 04/15/2031 (c)	5,000,000	5,008,700
Series 2013-15A, Class CRR, 6.73% (3 mo. Term SOFR + 2.11%), 04/20/2031 (c)	5,500,000	5,500,682
Series 2013-15A, Class DRR, 7.58% (3 mo. Term SOFR + 2.96%), 04/20/2031 (c)	5,000,000	5,001,420
Series 2015-22A, Class CR, 7.83% (3 mo. Term SOFR + 3.21%), 04/20/2031 (c)	2,000,000	2,003,024
Series 2016-24A, Class DR, 10.68% (3 mo. Term SOFR + 6.06%), 10/20/2030 (c)	2,550,000	2,559,432
Series 2016-25A, Class A2R2, 6.42% (3 mo. Term SOFR + 1.80%), 10/20/2031 (c)	2,750,000	2,750,000
Series 2017-28A, Class A1B, 6.03% (3 mo. Term SOFR + 1.41%), 01/20/2031 (c)	12,000,000	12,010,440
Series 2018-29A, Class B, 6.79% (3 mo. Term SOFR + 2.16%), 07/25/2030 (c)	7,600,000	7,601,216
Series 2018-29A, Class C, 7.64% (3 mo. Term SOFR + 3.01%), 07/25/2030 (c)	6,250,000	6,251,800
Series 2019-31A, Class ER, 11.52% (3 mo. Term SOFR + 6.86%), 04/15/2031 (c)	4,400,000	4,428,279
Series 2019-32A, Class B1R, 6.12% (3 mo. Term SOFR + 1.50%), 01/20/2033 (c)	7,160,000	7,159,570
Series 2023-45A, Class D, 9.82% (3 mo. Term SOFR + 5.20%), 04/26/2036 (c)	3,900,000	3,955,591
Series 2023-46A, Class D, 9.63% (3 mo. Term SOFR + 5.00%), 10/24/2036 (c)	3,500,000	3,608,577
Series XXXA, Class A2R, 6.13% (3 mo. Term SOFR + 1.50%), 10/18/2031 (c)	9,000,000	9,002,601
Series XXXA, Class BR, 6.48% (3 mo. Term SOFR + 1.85%), 10/18/2031 (c)	7,680,000	7,679,447
ARES CLO
Series 2014-32RA, Class B, 6.59% (3 mo. Term SOFR + 2.06%), 05/15/2030 (c)	250,000	250,076
Series 2015-4A, Class A3RR, 6.06% (3 mo. Term SOFR + 1.40%), 10/15/2030 (c)	17,150,000	17,170,254
Series 2015-4A, Class BRR, 6.41% (3 mo. Term SOFR + 1.75%), 10/15/2030 (c)	3,000,000	3,006,282
Series 2015-4A, Class CRR, 7.41% (3 mo. Term SOFR + 2.75%), 10/15/2030 (c)	3,865,000	3,874,052
Series 2018-47A, Class D, 7.62% (3 mo. Term SOFR + 2.96%), 04/15/2030 (c)	3,165,000	3,177,660
Series 2018-48A, Class B, 6.46% (3 mo. Term SOFR + 1.84%), 07/20/2030 (c)	1,450,000	1,452,155
Series 2018-48A, Class D, 7.58% (3 mo. Term SOFR + 2.96%), 07/20/2030 (c)	2,050,000	2,057,175
Series 2022-66A, Class DR, 9.63% (3 mo. Term SOFR + 5.00%), 07/25/2036 (c)	1,400,000	1,434,118
Series 2023-ALF4A, Class A1, 6.41% (3 mo. Term SOFR + 1.75%), 10/15/2036 (c)	8,760,000	8,828,477
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 5.98% (3 mo. Term SOFR + 1.36%), 07/26/2031 (c)	5,125,923	5,129,250
BCRED MML CLO, Series 2022-1A, Class C, 7.37% (3 mo. Term SOFR + 2.75%), 04/20/2035 (c)	2,000,000	2,006,680
Blackstone, Inc.
Series 2017-1A, Class C, 7.31% (3 mo. Term SOFR + 2.66%), 01/17/2030 (c)	8,150,000	8,159,976
Series 2017-1A, Class D2, 10.51% (3 mo. Term SOFR + 5.86%), 01/17/2030 (c)	2,000,000	2,003,734
Series 2018-1A, Class B, 6.31% (3 mo. Term SOFR + 1.66%), 04/17/2030 (c)	3,750,000	3,750,435
Series 2018-1A, Class D, 7.51% (3 mo. Term SOFR + 2.86%), 04/17/2030 (c)	1,600,000	1,603,611
Series 2018-1A, Class D, 7.42% (3 mo. Term SOFR + 2.76%), 04/15/2031 (c)	1,000,000	1,001,950
Series 2018-1A, Class E, 10.31% (3 mo. Term SOFR + 5.66%), 04/17/2030 (c)	5,000,000	5,009,420
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 6.63% (3 mo. Term SOFR + 2.01%), 10/20/2030 (c)	7,330,000	7,332,052
Series 2017-3A, Class A2, 6.07% (3 mo. Term SOFR + 1.41%), 01/15/2030 (c)	2,045,000	2,046,327
Series 2018-1A, Class B, 6.55% (3 mo. Term SOFR + 1.96%), 07/30/2030 (c)	9,496,770	9,507,330
Series 2018-3A, Class BR, 6.48% (3 mo. Term SOFR + 1.85%), 10/25/2030 (c)	1,000,000	1,001,445
Bristol Park CLO, Series 2016-1A, Class AR, 5.91% (3 mo. Term SOFR + 1.25%), 04/15/2029 (c)	1,826,439	1,827,597
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 6.16% (3 mo. Term SOFR + 1.60%), 07/18/2034 (c)	12,000,000	12,000,000
Carlyle Global Market Strategies
Series 2023-3A, Class D, 10.16% (3 mo. Term SOFR + 5.50%), 10/15/2036 (c)	6,500,000	6,723,321
Series 2023-5A, Class D, 9.72% (3 mo. Term SOFR + 5.10%), 01/27/2036 (c)	10,750,000	11,113,415
Carlyle Group, Inc.
Series 2012-4A, Class BR4, 6.38% (3 mo. Term SOFR + 1.75%), 04/22/2032 (c)	15,000,000	14,999,325
Series 2014-1A, Class BR2, 6.31% (3 mo. Term SOFR + 1.66%), 04/17/2031 (c)	2,500,000	2,503,745
Series 2015-1A, Class BR3, 6.43% (3 mo. Term SOFR + 1.81%), 07/20/2031 (c)	7,500,000	7,516,665
Cedar Funding Ltd.
Series 2018-7A, Class BR, 6.17% (3 mo. Term SOFR + 1.55%), 01/20/2031 (c)	8,835,000	8,845,682
Series 2019-11A, Class A2R2, 5.57% (3 mo. Term SOFR + 1.30%), 05/29/2032 (c)	5,000,000	5,000,000
Chenango Park CLO, Series 2018-1A, Class C, 7.92% (3 mo. Term SOFR + 3.26%), 04/15/2030 (c)	1,000,000	1,001,912
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 5.85% (3 mo. Term SOFR + 1.21%), 10/24/2030 (c)	1,227,792	1,229,834
Series 2018-1A, Class C, 6.64% (3 mo. Term SOFR + 2.01%), 04/18/2031 (c)	3,750,000	3,750,000
Series 2023-2A, Class C, 7.52% (3 mo. Term SOFR + 2.90%), 01/21/2037 (c)	1,500,000	1,522,790
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 5.74% (3 mo. Term SOFR + 1.08%), 10/15/2030 (c)	18,001,941	18,028,386
Series 2016-45A, Class BRR, 6.31% (3 mo. Term SOFR + 1.65%), 10/15/2030 (c)	5,000,000	5,009,930
Series 2023-105A, Class D, 9.83% (3 mo. Term SOFR + 5.20%), 04/18/2036 (c)	6,000,000	6,064,452
Elmwood CLO Ltd.
Series 2022-6A, Class ER, 11.65% (3 mo. Term SOFR + 7.00%), 10/17/2036 (c)	1,000,000	1,037,212
Series 2022-8A, Class AR, 6.27% (3 mo. Term SOFR + 1.65%), 10/20/2036 (c)	16,070,000	16,194,414
Series 2023-2A, Class E, 12.65% (3 mo. Term SOFR + 8.00%), 04/16/2036 (c)	3,800,000	3,879,253
Fillmore Park CLO, Series 2018-1A, Class E, 10.32% (3 mo. Term SOFR + 5.66%), 07/15/2030 (c)	1,000,000	1,000,639
Galaxy CLO Ltd.
Series 2018-26A, Class BR, 6.11% (3 mo. Term SOFR + 1.60%), 11/22/2031 (c)	3,850,000	3,854,139
Series 2023-31A, Class D, 9.91% (3 mo. Term SOFR + 5.25%), 04/15/2036 (c)	1,838,000	1,855,551
Goldentree Loan Management US CLO
Series 2020-7A, Class BRR, 6.09% (3 mo. Term SOFR + 1.55%), 04/20/2034 (c)	10,000,000	10,000,000
Series 2020-8A, Class BRR, 6.15% (3 mo. Term SOFR + 1.55%), 10/20/2034 (c)	15,000,000	15,000,000
Goldentree Loan Opportunities Ltd.
Series 2019-4A, Class E, 9.65% (3 mo. Term SOFR + 5.01%), 04/24/2031 (c)	8,000,000	8,030,232
Series 2019-5A, Class DRR, 7.42% (3 mo. Term SOFR + 2.80%), 10/20/2032 (c)	8,000,000	8,029,624
Series 2019-5A, Class E, 9.73% (3 mo. Term SOFR + 5.11%), 10/20/2032 (c)	7,500,000	7,502,302
Series 2021-11A, Class BR, 0.00% (3 mo. Term SOFR + 1.55%), 10/20/2034 (c)	15,000,000	15,000,000
Series 2022-16A, Class DR, 9.37% (3 mo. Term SOFR + 4.75%), 01/20/2034 (c)	4,140,000	4,158,440
Series 2023-17A, Class D, 9.62% (3 mo. Term SOFR + 5.00%), 07/20/2036 (c)	2,650,000	2,701,209
Hartwick Park CLO Ltd., Series 2023-1A, Class D, 9.12% (3 mo. Term SOFR + 4.50%), 01/21/2036 (c)	5,000,000	5,000,000
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 6.67% (3 mo. Term SOFR + 1.53%), 10/15/2030 (c)	7,500,000	7,499,625
Invesco CLO Ltd.
Series 2023-2A, Class D, 9.57% (3 mo. Term SOFR + 4.95%), 04/21/2036 (c)	9,591,000	9,709,084
Series 2023-3A, Class D, 10.06% (3 mo. Term SOFR + 5.40%), 07/15/2036 (c)	2,000,000	2,044,004
Series 2024-1RA, Class BR, 6.76% (3 mo. Term SOFR + 2.10%), 04/15/2037 (c)	8,000,000	8,065,144
KKR CLO Trust
Series 15A, Class BR2, 6.18% (3 mo. Term SOFR + 1.55%), 01/18/2032 (c)	3,350,000	3,354,961
Series 20A, Class BR, 6.20% (3 mo. Term SOFR + 1.55%), 10/16/2030 (c)	15,000,000	14,999,070
Series 23A, Class BR, 6.17% (3 mo. Term SOFR + 1.55%), 10/20/2031 (c)	10,480,000	10,485,733
Series 52A, Class A1, 6.55% (3 mo. Term SOFR + 1.90%), 07/16/2036 (c)	6,000,000	6,039,816
LCM LP
Series 15A, Class DR, 8.58% (3 mo. Term SOFR + 3.96%), 07/20/2030 (c)	9,000,000	9,020,808
Series 16A, Class BR2, 6.67% (3 mo. Term SOFR + 2.01%), 10/15/2031 (c)	4,000,000	4,010,224
Series 16A, Class CR2, 7.07% (3 mo. Term SOFR + 2.41%), 10/15/2031 (c)	5,100,000	5,100,597
Series 17A, Class BRR, 6.52% (3 mo. Term SOFR + 1.86%), 10/15/2031 (c)	1,650,000	1,649,962
Series 22A, Class CR, 7.68% (3 mo. Term SOFR + 3.06%), 10/20/2028 (c)	1,895,000	1,903,122
Series 27A, Class C, 6.86% (3 mo. Term SOFR + 2.21%), 07/16/2031 (c)	2,700,000	2,701,636
Series 29A, Class BR, 6.52% (3 mo. Term SOFR + 1.86%), 04/15/2031 (c)	4,750,000	4,757,106
LCM XIII LP, Series 14A, Class CR, 6.73% (3 mo. Term SOFR + 2.11%), 07/20/2031 (c)	6,000,000	6,012,246
LCM XIV LP, Series 14A, Class BR, 6.46% (3 mo. Term SOFR + 1.84%), 07/20/2031 (c)	10,800,000	10,827,000
Madison Park Funding Ltd.
Series 2015-19A, Class AR3, 6.23% (3 mo. Term SOFR + 1.60%), 01/22/2037 (c)	15,000,000	15,123,660
Series 2016-24A, Class BR2, 6.17% (3 mo. Term SOFR + 1.55%), 10/20/2029 (c)	11,355,000	11,380,435
Series 2016-24A, Class CR2, 6.67% (3 mo. Term SOFR + 2.05%), 10/20/2029 (c)	5,250,000	5,262,353
Series 2018-28A, Class A2, 6.20% (3 mo. Term SOFR + 1.54%), 07/15/2030 (c)	1,000,000	1,000,233
Series 2022-62A, Class BR, 7.25% (3 mo. Term SOFR + 2.60%), 07/17/2036 (c)	1,000,000	1,008,987
Magnetite CLO Ltd.
Series 2015-12A, Class ER, 10.60% (3 mo. Term SOFR + 5.94%), 10/15/2031 (c)	8,923,000	8,946,441
Series 2015-15A, Class DR, 7.64% (3 mo. Term SOFR + 3.01%), 07/25/2031 (c)	2,000,000	2,000,574
Series 2015-15A, Class ER, 10.09% (3 mo. Term SOFR + 5.46%), 07/25/2031 (c)	4,000,000	4,007,732
Series 2019-23A, Class ER, 11.19% (3 mo. Term SOFR + 6.56%), 01/25/2035 (c)	2,750,000	2,759,146
Series 2020-27A, Class ER, 10.88% (3 mo. Term SOFR + 6.26%), 10/20/2034 (c)	5,250,000	5,267,377
Series 2020-28A, Class ER, 11.03% (3 mo. Term SOFR + 6.41%), 01/20/2035 (c)	2,250,000	2,239,769
Series 2022-35A, Class CR, 7.33% (3 mo. Term SOFR + 2.70%), 10/25/2036 (c)	2,000,000	2,024,640
Series 2023-34A, Class D, 9.82% (3 mo. Term SOFR + 5.20%), 04/20/2036 (c)	2,950,000	2,981,718
Series 2023-36A, Class E, 12.63% (3 mo. Term SOFR + 8.00%), 04/22/2036 (c)	1,500,000	1,532,019
Series 2023-37A, Class E, 11.62% (3 mo. Term SOFR + 7.00%), 10/20/2036 (c)	1,500,000	1,549,595
Series 2023-39A, Class D, 8.78% (3 mo. Term SOFR + 4.15%), 10/25/2033 (c)	2,000,000	2,000,000
Marble Point CLO, Series 2019-1A, Class A1R2, 5.60% (3 mo. Term SOFR + 1.04%), 07/23/2032 (c)	4,600,000	4,600,000
Myers Park CLO, Series 2018-1A, Class C, 6.93% (3 mo. Term SOFR + 2.31%), 10/20/2030 (c)	1,240,000	1,240,165
Neuberger Berman CLO Ltd., Series 2019-33A, Class DR, 7.81% (3 mo. Term SOFR + 3.16%), 10/16/2033 (c)	2,000,000	2,006,604
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 6.24% (3 mo. Term SOFR + 1.75%), 11/16/2036 (c)	18,900,000	19,049,064
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 6.59% (3 mo. Term SOFR + 1.96%), 01/25/2031 (c)	1,500,000	1,500,841
Series 2014-1A, Class BR3, 6.53% (3 mo. Term SOFR + 2.01%), 02/14/2031 (c)	2,575,000	2,575,878
Series 2016-1A, Class B2R, 2.40%, 07/15/2030 (c)	4,000,000	3,771,292
Series 2016-1A, Class CR, 6.72% (3 mo. Term SOFR + 2.06%), 07/15/2030 (c)	6,220,000	6,229,548
Series 2018-2A, Class B, 6.64% (3 mo. Term SOFR + 2.01%), 07/25/2030 (c)	1,060,000	1,061,950
Series 2018-3A, Class BR, 6.42% (3 mo. Term SOFR + 1.80%), 10/20/2030 (c)	5,000,000	5,006,235
Series 2023-2A, Class D, 10.12% (3 mo. Term SOFR + 5.50%), 04/20/2036 (c)	4,000,000	4,051,432
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 6.79% (3 mo. Term SOFR + 2.16%), 01/22/2030 (c)	3,970,000	3,975,459
Series 2014-1A, Class DRR, 7.64% (3 mo. Term SOFR + 3.01%), 01/22/2030 (c)	1,750,000	1,752,739
OHA Credit Funding
Series 2023-15A, Class C, 7.72% (3 mo. Term SOFR + 3.10%), 04/20/2035 (c)	2,500,000	2,518,563
Series 2023-15A, Class D, 9.62% (3 mo. Term SOFR + 5.00%), 04/20/2035 (c)	1,000,000	1,013,316
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2R, 5.93% (3 mo. Term SOFR + 1.30%), 07/24/2031 (c)	2,000,000	1,999,888
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 5.75% (3 mo. Term SOFR + 1.10%), 01/16/2032 (c)	4,291,679	4,298,353
Series 2022-34A, Class DR, 9.88% (3 mo. Term SOFR + 5.25%), 07/24/2036 (c)	3,000,000	3,071,955
Series 2023-38A, Class D, 9.83% (3 mo. Term SOFR + 5.20%), 04/24/2036 (c)	2,000,000	2,025,198
Voya CLO Ltd., Series 2016-3A, Class A3R2, 6.33% (3 mo. Term SOFR + 1.70%), 10/18/2031 (c)	7,500,000	7,511,175
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035 (c)	1,400,000	1,206,783
Wind River CLO Ltd.
Series 2018-2A, Class A2R, 5.96% (3 mo. Term SOFR + 1.30%), 07/15/2030 (c)	5,000,000	4,999,715
Series 2018-2A, Class BR, 6.26% (3 mo. Term SOFR + 1.60%), 07/15/2030 (c)	10,000,000	10,012,510
Series 2019-3A, Class AR2, 0.00% (3 mo. Term SOFR + 1.06%), 04/15/2031 (c)	10,000,000	10,013,000
Series 2019-3A, Class BR2, 0.00% (3 mo. Term SOFR + 1.55%), 04/15/2031 (c)	11,000,000	11,000,000
Zais CLO Ltd., Series 2018-11A, Class A2R, 6.02% (3 mo. Term SOFR + 1.40%), 01/20/2032 (c)	5,000,000	4,999,710
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $718,897,846)		721,776,816

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.2%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (f)	31,118,991	1,358,344
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	10,731,000	9,074,955
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,929,880	3,343,461
Pool WA3428, 3.05%, 11/01/2041	3,359,084	2,734,443
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000	2,948,997
Pool BL8418, 1.71%, 09/01/2035	16,305,000	12,425,609
Pool BS1785, 2.32%, 04/01/2036	20,083,000	16,256,342
Pool BS1824, 2.59%, 04/01/2041	7,890,000	5,861,877
Pool BZ0164, 2.80%, 06/01/2041	1,756,302	1,407,191
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029 (e)(f)	42,360,000	3,340,260
Series 2021-RR17, Class X, 2.04%, 08/27/2027 (e)(f)	70,015,000	2,471,565
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (c)(e)(f)	10,432,727	779,325
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036 (c)(e)(f)	24,265,466	3,273,411
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (f)	32,084,437	4,022,747
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040 (c)(e)(f)	43,004,897	4,875,035
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038 (c)(e)(f)	13,911,627	1,929,543
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038 (c)(e)(f)	38,667,832	4,221,367
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (c)(f)	33,336,404	1,659,486
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041 (c)(e)(f)	17,703,138	1,646,392
Freddie Mac Multifamily Structured Pass Through Certificates
Series K042, Class X1, 1.06%, 12/25/2024 (e)(f)	8,832,803	367
Series K046, Class X1, 0.45%, 03/25/2025 (e)(f)	379,245,016	8,533
Series K049, Class X1, 0.67%, 07/25/2025 (e)(f)	84,777,949	198,440
Series K061, Class XAM, 0.18%, 11/25/2026 (e)(f)	72,512,000	125,526
Series K062, Class XAM, 0.31%, 12/25/2026 (e)(f)	79,423,000	321,179
Series K063, Class X1, 0.40%, 01/25/2027 (e)(f)	351,462,581	1,899,936
Series K064, Class X1, 0.73%, 03/25/2027 (e)(f)	118,536,286	1,342,850
Series K065, Class XAM, 0.70%, 05/25/2027 (e)(f)	57,193,000	773,615
Series K066, Class X1, 0.88%, 06/25/2027 (e)(f)	30,289,985	454,559
Series K067, Class X1, 0.70%, 07/25/2027 (e)(f)	38,733,534	484,107
Series K068, Class X1, 0.54%, 08/25/2027 (e)(f)	98,337,441	974,377
Series K069, Class X1, 0.47%, 09/25/2027 (e)(f)	27,716,567	243,892
Series K073, Class X1, 0.43%, 01/25/2028 (e)(f)	146,400,855	1,291,417
Series K073, Class XAM, 0.33%, 01/25/2028 (e)(f)	54,203,000	363,735
Series K080, Class X1, 0.27%, 07/25/2028 (e)(f)	418,005,213	2,140,354
Series K081, Class X1, 0.22%, 08/25/2028 (e)(f)	150,611,266	563,783
Series K084, Class X1, 0.33%, 10/25/2028 (e)(f)	330,534,911	2,745,291
Series K089, Class XAM, 0.60%, 01/25/2029 (e)(f)	53,965,000	988,925
Series K090, Class XAM, 0.77%, 03/25/2029 (e)(f)	50,517,000	1,280,702
Series K091, Class XAM, 0.64%, 03/25/2029 (e)(f)	53,659,000	1,123,566
Series K093, Class X1, 1.08%, 05/25/2029 (e)(f)	69,949,677	2,383,906
Series K094, Class X1, 1.01%, 06/25/2029 (e)(f)	200,642,010	6,765,789
Series K095, Class X1, 1.08%, 06/25/2029 (e)(f)	45,431,603	1,623,235
Series K097, Class X1, 1.22%, 07/25/2029 (e)(f)	71,988,606	3,042,282
Series K097, Class XAM, 1.48%, 09/25/2051 (e)(f)	66,115,000	3,650,249
Series K098, Class X1, 1.26%, 08/25/2029 (e)(f)	77,841,357	3,475,282
Series K098, Class XAM, 1.52%, 08/25/2029 (e)(f)	24,691,000	1,418,577
Series K099, Class X1, 1.00%, 09/25/2029 (e)(f)	207,624,726	7,255,508
Series K100, Class XAM, 1.03%, 09/25/2029 (e)(f)	62,086,000	2,425,439
Series K101, Class XAM, 1.21%, 10/25/2029 (e)(f)	65,686,000	3,100,228
Series K102, Class X1, 0.94%, 10/25/2029 (e)(f)	171,745,453	5,742,893
Series K103, Class X1, 0.76%, 11/25/2029 (e)(f)	124,289,970	3,302,397
Series K105, Class X1, 1.64%, 01/25/2030 (e)(f)	39,340,869	2,524,244
Series K105, Class XAM, 1.89%, 01/25/2030 (e)(f)	64,122,000	5,096,340
Series K107, Class X1, 1.71%, 01/25/2030 (e)(f)	45,759,594	3,076,550
Series K107, Class XAM, 1.67%, 02/25/2030 (e)(f)	118,898,000	8,357,388
Series K108, Class X1, 1.81%, 03/25/2030 (e)(f)	56,624,085	4,133,632
Series K108, Class XAM, 1.78%, 03/25/2030 (e)(f)	70,601,000	5,400,433
Series K110, Class X1, 1.81%, 04/25/2030 (e)(f)	34,333,208	2,425,071
Series K111, Class X1, 1.68%, 05/25/2030 (e)(f)	108,060,741	7,476,247
Series K112, Class X1, 1.54%, 05/25/2030 (e)(f)	152,065,052	9,683,153
Series K112, Class XAM, 1.77%, 05/25/2030 (e)(f)	44,272,000	3,511,646
Series K113, Class X1, 1.48%, 06/25/2030 (e)(f)	112,763,060	6,862,467
Series K114, Class X1, 1.21%, 06/25/2030 (e)(f)	135,617,214	6,861,621
Series K114, Class XAM, 1.44%, 06/25/2030 (e)(f)	54,977,000	3,510,611
Series K115, Class X1, 1.42%, 06/25/2030 (e)(f)	53,650,927	3,182,959
Series K115, Class XAM, 1.65%, 07/25/2030 (e)(f)	40,865,759	3,019,812
Series K116, Class X1, 1.52%, 07/25/2030 (e)(f)	107,153,420	6,689,856
Series K116, Class XAM, 1.70%, 08/25/2030 (e)(f)	23,000,000	1,787,525
Series K118, Class X1, 1.05%, 09/25/2030 (e)(f)	119,652,156	5,327,189
Series K118, Class XAM, 1.26%, 09/25/2030 (e)(f)	35,916,184	2,093,447
Series K119, Class XAM, 1.23%, 10/25/2030 (e)(f)	51,000,000	2,888,145
Series K121, Class X1, 1.11%, 10/25/2030 (e)(f)	48,257,437	2,262,439
Series K121, Class XAM, 1.29%, 11/25/2030 (e)(f)	70,786,000	4,322,434
Series K122, Class X1, 0.97%, 11/25/2030 (e)(f)	153,871,950	6,417,737
Series K122, Class XAM, 1.17%, 11/25/2030 (e)(f)	35,211,000	1,954,281
Series K123, Class XAM, 1.07%, 12/25/2030 (e)(f)	108,000,000	5,457,056
Series K124, Class XAM, 1.03%, 01/25/2031 (e)(f)	89,626,000	4,398,880
Series K125, Class X1, 0.67%, 01/25/2031 (e)(f)	282,189,858	8,060,217
Series K125, Class XAM, 0.87%, 01/25/2031 (e)(f)	103,992,000	4,334,085
Series K127, Class XAM, 0.59%, 02/25/2031 (e)(f)	186,332,000	5,039,274
Series K128, Class X1, 0.61%, 03/25/2031 (e)(f)	162,265,753	4,177,791
Series K128, Class XAM, 0.83%, 03/25/2031 (e)(f)	37,700,000	1,512,415
Series K129, Class XAM, 1.32%, 05/25/2031 (e)(f)	31,700,000	2,099,640
Series K130, Class X1, 1.14%, 06/25/2031 (e)(f)	138,553,852	7,565,387
Series K130, Class XAM, 1.32%, 07/25/2031 (e)(f)	43,372,188	2,987,858
Series K131, Class X1, 0.83%, 07/25/2031 (e)(f)	140,048,929	5,554,158
Series K138, Class XAM, 0.79%, 01/25/2032 (e)(f)	195,000,000	8,255,598
Series K141, Class X1, 0.41%, 02/25/2032 (e)(f)	184,863,412	3,636,023
Series K141, Class XAM, 0.43%, 02/25/2032 (e)(f)	195,000,000	4,117,425
Series K149, Class X1, 0.40%, 08/25/2032 (e)(f)	271,910,052	5,435,156
Series K1511, Class X1, 0.93%, 03/25/2034 (e)(f)	130,339,736	6,417,329
Series K1512, Class X1, 1.05%, 04/25/2034 (e)(f)	47,049,494	2,627,248
Series K1513, Class X1, 0.99%, 08/25/2034 (e)(f)	75,352,415	4,128,521
Series K1514, Class X1, 0.70%, 10/25/2034 (e)(f)	80,129,981	3,292,108
Series K1515, Class X1, 1.63%, 02/25/2035 (e)(f)	78,200,536	8,259,283
Series K1516, Class X1, 1.63%, 05/25/2035 (e)(f)	41,492,058	4,684,935
Series K1517, Class X1, 1.44%, 07/25/2035 (e)(f)	88,199,410	8,659,250
Series K152, Class X1, 1.10%, 01/25/2031 (e)(f)	28,444,315	1,229,002
Series K1521, Class X1, 1.09%, 08/25/2036 (e)(f)	95,198,856	7,522,090
Series K155, Class X1, 0.26%, 04/25/2033 (e)(f)	241,803,847	2,399,903
Series K160, Class X1, 0.38%, 08/25/2033 (e)(f)	254,043,851	4,871,367
Series K164, Class X1, 0.47%, 05/25/2034 (e)(f)	248,185,661	6,337,917
Series K165, Class X1, 0.60%, 09/25/2034 (e)(f)	304,839,000	14,976,923
Series K513, Class X1, 0.88%, 12/25/2028 (e)(f)	107,809,106	2,774,543
Series K522, Class X1, 0.63%, 05/25/2029 (e)(f)	128,992,394	2,439,014
Series K528, Class X1, 1.01%, 07/25/2029 (e)(f)	100,000,000	3,518,680
Series K734, Class X1, 0.77%, 02/25/2026 (e)(f)	60,821,586	313,006
Series K735, Class X1, 1.09%, 05/25/2026 (e)(f)	56,922,138	546,555
Series K735, Class XAM, 1.50%, 05/25/2026 (e)(f)	70,547,000	1,151,383
Series K737, Class XAM, 1.14%, 10/25/2026 (e)(f)	20,050,000	372,810
Series K738, Class XAM, 1.48%, 03/25/2027 (e)(f)	24,099,000	670,328
Series K739, Class XAM, 1.66%, 09/25/2027 (e)(f)	32,621,072	1,202,638
Series K742, Class XAM, 1.02%, 04/25/2028 (e)(f)	89,849,000	2,667,572
Series K743, Class XAM, 1.39%, 05/25/2028 (e)(f)	99,488,000	3,979,828
Series K744, Class X1, 0.96%, 07/25/2028 (e)(f)	113,502,062	2,973,039
Series K744, Class XAM, 1.33%, 07/25/2028 (e)(f)	122,906,000	4,779,347
Series K747, Class XAM, 0.48%, 12/25/2028 (e)(f)	160,000,000	2,273,024
Series K748, Class XAM, 0.64%, 01/25/2029 (e)(f)	175,000,000	3,613,557
Series K757, Class X1, 0.90%, 08/25/2031 (e)(f)	213,757,900	8,912,486
Series KG02, Class X1, 1.14%, 08/25/2029 (e)(f)	31,646,998	1,159,508
Series KG03, Class X1, 1.47%, 06/25/2030 (e)(f)	15,368,956	911,662
Series KG04, Class X1, 0.93%, 11/25/2030 (e)(f)	110,557,224	4,340,786
Series KW03, Class X1, 0.91%, 06/25/2027 (e)(f)	12,661,098	194,374
Series KW06, Class X1, 0.30%, 06/25/2028 (e)(f)	483,654,365	2,239,948
Series KW09, Class X1, 0.94%, 05/25/2029 (e)(f)	61,459,745	1,594,610
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $484,206,058)		454,672,053

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 5.1%	Par	Value
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 6.56%, 01/25/2036 (e)	4,514,629	3,268,206
Series 2005-3, Class 2A1, 4.80%, 07/25/2035 (e)	244,162	226,805
Series 2006-2, Class 1A1, 4.78%, 05/25/2036 (e)	670,675	588,822
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036 (g)	2,747,648	403,906
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	614,424	538,978
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	100,167	87,867
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	2,130,310	1,766,184
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	714,090	638,449
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	387,104	358,055
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,953,241	1,714,043
Series 2006-5, Class CB17, 6.00%, 06/25/2046	217,328	187,511
Series 2006-6, Class CB5, 6.00%, 07/25/2046	883,146	760,190
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	140,510	124,176
Series 2006-9, Class A2, 5.10% (1 mo. Term SOFR + 0.51%), 01/25/2037	706,984	566,372
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	133,352	130,572
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	410,095	420,873
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,487,241	2,404,790
Series 2004-B, Class 4A2, 6.11%, 11/20/2034 (e)	1,306,086	1,236,711
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	54,675	49,937
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	30,557	29,105
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	104,048	103,461
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,344,586	1,334,382
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,374,215	2,219,596
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,815	2,840
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	14,001	13,983
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,567,519	1,411,766
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	239,664	218,641
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	384,684	326,822
Series 2006-F, Class 2A1, 6.04%, 07/20/2036 (e)	3,443,555	2,974,532
Series 2006-I, Class 1A1, 6.68%, 12/20/2036 (e)	437,513	432,578
Series 2006-I, Class 2A1, 6.72%, 12/20/2036 (e)	1,706,896	1,686,390
Series 2006-I, Class 2A2, 6.72%, 12/20/2036 (e)	296,907	280,593
Series 2006-J, Class 4A1, 5.04%, 01/20/2047 (e)	93,025	79,796
Series 2007-1, Class TA7, 6.69%, 01/25/2037 (g)	599,129	551,295
Series 2007-2, Class TA1A, 4.76% (1 mo. Term SOFR + 0.17%), 03/25/2037	284,309	250,827
Series 2007-3, Class TA4, 5.56% (1 mo. Term SOFR + 0.97%), 04/25/2037	773,232	657,998
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	159,546	138,405
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,228,314	995,688
Series 2007-6, Class A1, 5.28% (1 mo. Term SOFR + 0.69%), 07/25/2037	851,180	801,500
Series 2007-6, Class A2, 5.26% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,513,123	3,304,002
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037 (c)(e)	5,868,051	5,795,778
Series 2014-R3, Class 1A2, 6.63%, 06/26/2035 (c)(e)	1,227,418	1,229,420
Series 2014-R3, Class 2A2, 6.57%, 06/26/2035 (c)(e)	1,793,596	1,732,918
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 4.94%, 02/25/2035 (e)	989,249	964,813
Series 2005-F, Class 2A1, 6.38%, 07/25/2035 (e)	504,098	481,195
Series 2006-B, Class 3A1, 4.26%, 10/20/2046 (e)	353,526	306,036
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,450,117	1,236,177
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037 (e)	445,455	231,847
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.41%, 11/25/2036 (e)	667,389	286,671
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.50% (1 mo. Term SOFR + 1.11%), 08/25/2035	394,907	240,869
Series 2006-AC4, Class A1, 4.95% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,471,066	1,879,346
Series 2006-AC4, Class A2, 15.88% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036 (h)	571,339	666,446
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.97%, 12/25/2035 (e)	598,969	568,181
Series 2005-A1, Class 2A2, 4.97%, 12/25/2035 (e)	624,450	592,352
Series 2005-S2, Class A1, 5.50%, 10/25/2035	562,158	541,526
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,724,542	3,447,852
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,682,836	2,696,671
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	536,594
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,731,500
Series 2007-A2, Class 6A2, 5.84%, 07/25/2037 (e)	743,321	636,396
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,435	1,565,664
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	668,644	288,240
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,037,355	915,854
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	218,347	189,412
Series 2006-2, Class A3, 4.28%, 09/25/2036 (e)	1,855,376	1,667,205
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	66,274	60,830
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,339,056	1,234,640
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,112,166	1,009,815
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	317,088	283,451
Series 2006-3, Class 2A1, 5.50%, 06/25/2025	33,509	29,020
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,434,243	1,973,127
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	370,506	347,637
Series 2007-3, Class 3A1, 5.50%, 04/25/2037	32,023	31,308
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033 (c)	10,244	7,933
Series 2004-HYB3, Class 2A, 6.45%, 09/25/2034 (e)	328,431	307,306
Series 2005-1, Class 2A2A, 5.11%, 04/25/2035 (e)	243,404	229,571
Series 2005-10, Class 1A1A, 5.25%, 12/25/2035 (e)	908,432	588,623
Series 2005-2, Class 1A4, 4.68%, 05/25/2035 (e)	273,661	263,489
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,453,629	1,343,284
Series 2005-WF1, Class M1, 5.83%, 11/25/2034 (g)	2,492,283	2,495,878
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 5.07%, 09/25/2035 (e)	328,114	291,228
Series 2006-AR7, Class 2A2A, 5.17%, 11/25/2036 (e)	1,078,681	978,572
Series 2007-AR4, Class 1A1A, 4.71%, 03/25/2037 (e)	878,735	738,854
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 5.30% (1 mo. Term SOFR + 0.71%), 05/25/2036	335,104	283,208
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	858,084	785,839
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,237,225	1,101,852
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,988,325	1,770,769
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	5,567,058	5,679,568
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	1,168,442	1,189,463
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	799,431	715,846
Series 2004-28CB, Class 4A1, 5.00%, 03/31/2025	126,264	91,653
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	240,156	222,003
Series 2005-13CB, Class A1, 5.20% (1 mo. Term SOFR + 0.61%), 05/25/2035	778,536	632,195
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,351,350	1,056,328
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	2,270,646	1,713,172
Series 2005-43, Class 5A1, 5.78%, 09/25/2035 (e)	101,740	88,632
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	517,799	287,506
Series 2005-63, Class 3A1, 4.90%, 11/25/2035 (e)	630,255	578,527
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	89,845	59,172
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035 (i)	639,703	246,851
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	180,377	167,805
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,538,266	1,346,217
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	328,778	170,491
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,388,216	959,292
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,172,634	810,320
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,483,879	3,354,796
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	8,153,005	8,236,834
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	120,763	71,548
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	871,461	516,312
Series 2005-9CB, Class 1A1, 5.20% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,580,481	1,381,755
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	8,006,251	3,717,820
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	598,665	409,706
Series 2005-J6, Class 1A6, 5.20% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,969,022	1,556,653
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	530,308	263,102
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,252,309	1,254,517
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	353,451	190,608
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	926,433	499,604
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	803,993	433,552
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,210,685	1,129,684
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,673,080	1,793,154
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,710,100	1,911,654
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,301,517	1,185,872
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,374,377	2,660,285
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,385,766	2,653,477
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	200,527	116,500
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,809,016	1,015,980
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	2,119,397	1,777,206
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	489,751	255,854
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	83,650	68,893
Series 2006-J3, Class 4A2, 5.75%, 05/25/2026	139,005	133,996
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,901,367	900,376
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,561,197	1,212,833
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,395,540	1,254,321
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,163,984	2,054,533
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,388,419	2,725,697
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,319,652	1,103,309
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	992,645	829,911
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,476,134	2,896,484
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	739,925	413,599
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,124,878	2,000,191
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037 (e)	6,939,265	3,349,518
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.21%, 10/25/2033 (e)	548,911	512,521
Series 2003-44, Class A3, 5.00%, 10/25/2033	211,000	193,559
Series 2004-14, Class 3A1, 6.59%, 08/25/2034 (e)	1,115,436	1,063,235
Series 2004-21, Class A1, 4.00%, 11/25/2034	445,956	402,114
Series 2004-24, Class A1, 5.50%, 12/25/2034	3,208,562	3,198,247
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,210,291	2,203,010
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	411,679
Series 2004-HYB5, Class 3A1, 6.28%, 04/20/2035 (e)	645,401	606,363
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	406,174	403,044
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,949	770,241
Series 2005-20, Class A7, 5.25%, 12/25/2027	85,188	50,954
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	682,340	509,030
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	214,822
Series 2005-31, Class 4A2, 4.77%, 01/25/2036 (e)	608,816	574,903
Series 2005-HY10, Class 1A1, 5.57%, 02/20/2036 (e)	45,430	38,537
Series 2005-HY10, Class 4A1, 4.12%, 02/20/2036 (e)	1,273,701	1,119,068
Series 2005-HYB2, Class 2A, 4.96%, 05/20/2035 (e)	572,122	556,629
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	40,532	37,482
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	472,260	151,196
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,090,360	944,646
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,827,162	1,255,639
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,120,813	489,278
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,588,110	1,179,411
Series 2006-21, Class A5, 6.00%, 02/25/2037	590,924	269,286
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,230	276,406
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,105,078	528,053
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,894,040	841,102
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,764,402	801,390
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,472,270	724,398
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,563,597	1,209,804
Series 2007-5, Class A4, 5.75%, 05/25/2037	762,975	375,405
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,996,757	2,458,546
Series 2007-HY5, Class 1A1, 5.32%, 09/25/2047 (e)	5,109,855	4,023,007
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,885,167	976,491
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,336	63,066
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	124,559	124,795
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,206	192,772
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	346,175	253,772
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,364,547	1,000,076
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	215,355	216,262
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	538,961	237,965
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,045	1,080,250
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	248,455	217,615
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	31,259	28,898
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,730	308,152
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	4,010,777	1,621,678
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	115,378
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	654,971	502,794
Series 2006-CF1, Class B3, 5.50%, 11/25/2035 (c)(g)	2,565,000	2,486,115
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,205,898	566,097
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	246,899	201,984
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	345,415	282,579
Series 2011-12R, Class 3A5, 5.88%, 07/27/2036 (c)(e)	586,141	593,065
Series 2013-2R, Class 5A2, 3.91%, 05/27/2037 (c)(e)	1,697,980	1,150,762
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 5.20% (1 mo. Term SOFR + 0.61%), 05/25/2035	727,375	629,526
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,270,287	1,024,492
Series 2006-AB4, Class A1B1, 4.80% (1 mo. Term SOFR + 0.21%), 10/25/2036	376,424	307,198
DFC HEL Trust, Series 2001-1, Class M1, 6.37% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,156,315	1,132,417
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 11.80% (30 day avg SOFR US + 7.06%), 08/25/2028	726,139	758,731
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 6.35%, 01/25/2035 (e)	209,194	204,425
Series 2004-AA7, Class 2A1, 6.69%, 02/25/2035 (e)	594,745	562,737
Series 2005-AA5, Class 2A1, 6.02%, 07/25/2035 (e)	900,862	840,041
Series 2005-AA7, Class 2A1, 5.91%, 09/25/2035 (e)	974,141	858,089
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2025	698	0
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,111,097	535,313
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,775,701	753,689
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,155,663	900,769
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,410,478	589,384
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,629,748	2,728,297
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	478	193
Series 2007-AA1, Class 1A2, 4.76%, 05/25/2037 (e)	1,891,664	1,213,606
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037 (e)	1,770,473	670,627
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 7.54%, 08/25/2035 (e)	646,460	623,753
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	527,691	110,382
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	871,445	174,783
Series 2006-AR4, Class 1A2, 5.19%, 01/25/2037 (e)	2,002,662	1,067,193
Series 2007-AR1, Class 1A1, 5.16%, 05/25/2037 (e)	600,380	257,263
Series 2007-AR2, Class 1A2, 7.28%, 08/25/2037 (e)	3,969,143	1,205,733
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052 (c)(e)	2,000,000	1,377,313
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052 (c)(e)	4,491,250	3,111,482
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052 (c)(e)	2,250,000	1,546,865
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052 (c)(e)	5,500,000	3,752,926
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034 (g)	1,918,985	1,882,128
Series 2006-15, Class AF5, 6.69%, 09/25/2036 (g)	1,983,344	518,511
Series 2006-18, Class AF6, 6.18%, 11/25/2036 (g)	1,802,940	445,772
Series 2007-7, Class 1A2, 5.06% (1 mo. Term SOFR + 0.47%), 07/25/2037	1,143,925	1,099,119
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	591,483	552,150
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	695,942	579,461
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	9,328	8,391
Series 2005-4F, Class 3A1, 6.50%, 04/25/2025	45,759	45,616
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	15,458	15,166
Series 2005-AR4, Class 5A1, 6.21%, 07/25/2035 (e)	115,051	109,935
Series 2005-AR5, Class 4A1, 5.50%, 10/25/2035 (e)	502,125	463,330
Series 2005-AR7, Class 6A1, 4.73%, 11/25/2035 (e)	302,335	265,293
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	378,354	326,193
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.92%, 08/19/2036 (e)	1,677,437	1,293,486
Impac CMB Trust, Series 2005-5, Class A3W, 5.20% (1 mo. Term SOFR + 0.36%), 08/25/2035	326,134	307,805
Impac Funding Corp.
Series 2002-2, Class A3, 6.50%, 04/25/2033	709,537	692,466
Series 2004-2, Class A5, 4.82%, 08/25/2034 (g)	56,926	56,277
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.13%, 06/25/2037 (e)	339,297	216,307
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.78%, 12/25/2034 (e)	800,938	725,411
Series 2004-AR4, Class 3A, 5.50%, 08/25/2034 (e)	1,779,816	1,677,183
Series 2005-AR23, Class 3A1, 4.02%, 11/25/2035 (e)	513,059	463,888
Series 2005-AR23, Class 6A1, 4.17%, 11/25/2035 (e)	908,832	849,585
Series 2005-AR25, Class 1A21, 4.11%, 12/25/2035 (e)	1,720,144	965,504
Series 2005-AR3, Class 4A1, 4.22%, 04/25/2035 (e)	753,614	706,859
Series 2005-AR35, Class 1A1, 3.72%, 02/25/2036 (e)	1,077,521	848,008
Series 2005-AR9, Class 1A1, 4.79%, 07/25/2035 (e)	2,788,868	1,573,022
Series 2006-AR25, Class 3A1, 4.12%, 09/25/2036 (e)	1,955,910	1,271,364
Series 2006-AR25, Class 4A1, 3.71%, 09/25/2036 (e)	3,334,862	3,000,264
Series 2006-AR3, Class 2A1C, 3.96%, 03/25/2036 (e)	4,557,876	3,169,229
Series 2006-AR31, Class A5, 4.12%, 11/25/2036 (e)	3,530,409	3,284,074
Series 2006-AR9, Class 3A1, 3.53%, 06/25/2036 (e)	1,486,105	1,295,300
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.73%, 11/26/2035 (c)(e)	430,249	380,636
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,361	20,626
Series 2007-A3, Class 2A3, 5.60%, 05/25/2037 (e)	2,067,076	1,779,802
Series 2021-12, Class A3, 2.50%, 02/25/2052 (c)(e)	11,186,770	9,170,281
Series 2021-13, Class A5, 2.50%, 04/25/2052 (c)(e)	30,000,000	20,930,217
Series 2021-14, Class A5, 2.50%, 05/25/2052 (c)(e)	6,082,500	4,203,836
Series 2021-15, Class A5, 2.50%, 06/25/2052 (c)(e)	2,750,000	1,871,132
Series 2022-3, Class A5A, 2.50%, 08/25/2052 (c)(e)	11,588,632	7,944,197
Series 2022-4, Class A5, 3.00%, 10/25/2052 (c)(e)	5,000,000	3,708,834
Series 2024-3, Class A5, 3.00%, 05/25/2054 (c)(e)	10,000,000	7,383,785
Series 2024-7, Class A5, 3.00%, 04/25/2053 (c)(e)	8,000,000	5,846,091
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	498,724	248,166
Series 2005-3, Class 1A2, 0.05% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036 (f)(h)	757,939	41,845
Series 2005-3, Class 1A6, 5.20% (1 mo. Term SOFR + 0.61%), 01/25/2036	757,939	303,273
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	348,774	169,241
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463	1,571,603
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,925,334	3,515,261
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	970,977	462,070
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,121,584	1,009,623
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,229,240	1,139,725
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,290,961	524,603
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,257,303	1,432,849
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 6.80%, 05/25/2034 (e)	70,468	66,663
Series 2005-1, Class 7A1, 4.19%, 02/25/2035 (e)	79,553	73,213
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.90%, 08/25/2033 (e)	388,647	219,498
Series 2003-7, Class 5A1, 6.25%, 11/25/2033	30,672	31,528
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	205,923	206,240
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	84,599	83,137
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	144,352	140,607
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,823,715
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 5.15% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	94,216
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 5.19%, 06/25/2035 (e)	220,795	212,429
Series 2005-A7, Class 2A1, 5.36%, 09/25/2035 (e)	3,333,497	2,681,778
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,770,175	745,846
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 5.90% (6 mo. Term SOFR + 1.15%), 09/25/2029	330,328	319,139
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	597,030	580,867
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	283,017	244,822
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,907,164	827,572
Series 2006-2, Class 7A1, 5.47%, 02/25/2036 (e)	1,234,733	726,169
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 4.24%, 11/26/2036 (c)(e)	1,673,137	1,469,385
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035 (e)	176,198	176,066
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035 (g)	9,673	9,654
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036 (c)(e)	4,971,610	4,515,833
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035 (c)(e)	2,930,951	2,360,794
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033 (e)	354,702	351,928
Series 2003-3, Class M1, 4.87%, 12/25/2033 (e)	750,326	742,129
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,354	1,734
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	152,492	119,092
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,713,158	1,371,369
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	266,572	219,614
Series 2006-QS9, Class 1A5, 5.40% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,125,876	831,628
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	240,782	197,819
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,411,233	1,981,591
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036 (c)(e)	3,711,745	1,989,146
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051 (c)(e)	5,000,000	3,472,604
Series 2022-2, Class A18, 2.50%, 02/25/2052 (c)(e)	4,500,000	3,088,414
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,325,992	1,300,733
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	768,523	703,952
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,391,479	1,353,965
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	219,031	144,608
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,388,540	1,199,685
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	385,727	168,538
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,927	1,296,697
Series 2005-A5, Class A7, 5.50%, 05/25/2035	974,542	661,491
Series 2006-A15, Class A10, 5.30% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,436,668	4,087,998
Series 2006-A15, Class A11, 0.95% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037 (f)(h)	16,436,668	1,275,586
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,290,743	914,772
RFMSI Trust
Series 2005-SA4, Class 1A21, 6.09%, 09/25/2035 (e)	1,588,566	1,065,340
Series 2005-SA4, Class 2A1, 5.62%, 09/25/2035 (e)	1,117,257	668,367
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,500,863	1,209,983
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,590,932	1,270,095
Series 2006-S5, Class A12, 6.00%, 06/25/2036	149,064	126,067
Series 2006-S5, Class A14, 6.00%, 06/25/2036	306,856	259,516
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,285,961	1,087,571
Series 2006-S5, Class A18, 6.00%, 06/25/2036	159,822	135,171
Series 2006-S6, Class A10, 6.00%, 07/25/2036	85,638	74,154
Series 2006-S6, Class A15, 6.00%, 07/25/2036	440,886	381,763
Series 2006-S7, Class A6, 6.25%, 08/25/2036	947,010	779,755
Series 2006-S7, Class A9, 6.50%, 08/25/2036	566,180	473,392
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,280,177	1,027,452
Series 2007-S1, Class A10, 6.00%, 01/25/2037	371,692	301,191
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,337,588	1,074,956
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.85%, 02/25/2037 (g)	739,654	253,479
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 5.62%, 12/25/2034 (e)	346,271	318,120
Series 2005-12, Class 2A1, 5.70%, 06/25/2035 (e)	497,237	376,586
Series 2005-21, Class 7A1, 4.75%, 11/25/2035 (e)	2,926,202	1,910,389
Series 2006-1, Class 6A1, 4.93%, 02/25/2036 (e)	974,919	728,613
Series 2006-1, Class 7A4, 3.94%, 02/25/2036 (e)	88,078	75,248
Series 2006-12, Class 2A1, 4.53%, 01/25/2037 (e)	503,382	367,976
Series 2006-4, Class 6A, 4.02%, 05/25/2036 (e)	503,931	282,008
Series 2007-5, Class 1A1, 5.14% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,134,282	954,155
Series 2007-6, Class 2A1, 5.08% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,894,772	3,436,309
Series 2007-9, Class 1A1, 6.35% (6 mo. Term SOFR + 1.93%), 10/25/2037	763,269	701,342
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.61%, 02/25/2037 (e)	3,012,306	2,613,469
Series 2007-2, Class 1A1, 6.05%, 04/25/2037 (e)	408,649	153,968
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	641,944	584,328
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,482,387	1,359,973
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	1,251,719	1,140,562
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,096
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 4.95%, 03/27/2051 (c)(g)(j)	1,719,321	1,697,695
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 6.55%, 10/25/2033 (e)	5,146,862	4,939,973
Series 2003-S4, Class CB1, 5.63%, 06/25/2033 (e)	2,043,458	2,019,762
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	34,795	34,604
Series 2005-AR14, Class 1A2, 5.21%, 12/25/2035 (e)	3,612,781	3,345,990
Series 2006-AR10, Class 2A1, 4.48%, 09/25/2036 (e)	845,435	715,008
Series 2006-AR16, Class 1A1, 4.23%, 12/25/2036 (e)	922,101	836,039
Series 2006-AR8, Class 1A1, 4.88%, 08/25/2046 (e)	1,318,643	1,203,177
Series 2007-HY2, Class 1A1, 4.32%, 12/25/2036 (e)	11,890,735	10,702,372
Series 2007-HY3, Class 4A1, 5.15%, 03/25/2037 (e)	2,023,166	1,865,523
Series 2007-HY5, Class 3A1, 3.88%, 05/25/2037 (e)	840,623	716,125
Series 2007-HY7, Class 1A1, 4.12%, 07/25/2037 (e)	163,870	131,606
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	695,686	652,664
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,459,821	2,084,693
Series 2005-5, Class CB4, 5.50%, 07/25/2035	847,242	780,544
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	203,408	184,731
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,228,271	1,936,181
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	487,129	423,275
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	989,682	880,354
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	345,266	294,516
Series 2006-8, Class A6, 4.12%, 10/25/2036 (g)	2,352,930	818,392
Series 2007-HY1, Class A2A, 5.02% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,485,076	1,138,957
Series 2007-HY2, Class 1A1, 4.18%, 04/25/2037 (e)	1,109,080	579,995
Series 2007-OC1, Class A1, 5.18% (1 mo. Term SOFR + 0.59%), 01/25/2047	3,156,371	2,818,129
Series 2007-OC2, Class A3, 5.32% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,421,307	3,133,200
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	642,914	581,748
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 6.76%, 07/25/2034 (e)	2,305,476	2,137,117
Series 2005-AR14, Class A1, 7.36%, 08/25/2035 (e)	379,956	371,772
Series 2006-AR1, Class 1A1, 6.56%, 03/25/2036 (e)	1,255,047	1,232,676
Series 2006-AR19, Class A1, 6.97%, 12/25/2036 (e)	1,178,722	1,149,528
Series 2006-AR5, Class 1A1, 6.74%, 04/25/2036 (e)	2,630,476	2,623,710
Series 2006-AR5, Class 2A1, 6.67%, 04/25/2036 (e)	1,024,492	993,430
Series 2007-AR3, Class A1, 6.32%, 04/25/2037 (e)	471,468	415,637
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $550,647,484)		444,853,391

AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.5%	Par	Value
Federal Home Loan Mortgage Corp.
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,697,913
Series 5200, Class YZ, 2.50%, 02/25/2052 (j)	14,941,212	9,981,399
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	4,077,596
Federal National Mortgage Association
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157	8,333,322
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000	5,921,185
Series 2021-52, Class JZ, 2.50%, 08/25/2051 (j)	17,144,710	10,845,716
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $43,269,708)		43,857,131

EXCHANGE TRADED FUNDS - 0.0%(a)	Shares	Value
Performance Trust Short Term Bond ETF	40,000	1,014,000
TOTAL EXCHANGE TRADED FUNDS (Cost $1,011,600)		1,014,000

SHORT-TERM INVESTMENTS - 2.0%		Value
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.56% (k)	64,794,103	64,794,103

U.S. Treasury Bills - 1.3%	Par
5.13%, 12/05/2024 (l)	30,000,000	29,988,900
4.93%, 12/19/2024 (l)	15,000,000	14,967,799
4.76%, 12/26/2024 (l)	15,000,000	14,954,600
4.71%, 01/02/2025 (l)	15,000,000	14,942,004
4.71%, 01/09/2025 (l)	10,000,000	9,952,641
4.46%, 01/23/2025 (l)	15,000,000	14,904,224
4.50%, 02/06/2025 (l)	10,000,000	9,919,425
		109,629,593
TOTAL SHORT-TERM INVESTMENTS (Cost $174,400,052)		174,423,696

TOTAL INVESTMENTS - 99.6% (Cost $8,961,151,226)		8,717,776,433
Other Assets in Excess of Liabilities - 0.4%		30,955,474
TOTAL NET ASSETS - 100.0%		$8,748,731,907
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LP Limited Partnership
PLC - Public Limited Company
PO Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate STRIP - Separate Trading of Registered Interest and Principal

(a)	Represents less than 0.05% of net assets.
(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $2,079,249,554 or 23.8% of the Fund’s net assets.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2024, the total value of securities subject to the AMT was $9,274,211 or 0.1% of net assets.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2024.

(f)	Interest only security.
(g)	Step coupon bond. The rate disclosed is as of November 30, 2024.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Principal only security.
(j)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2024.

(k)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(l)	The rate shown is the annualized effective yield as of November 30, 2024.

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2024:

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments (Continued)
November 30, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,929,111,006	$–	$1,929,111,006
Corporate Bonds	–	1,474,489,004	–	1,474,489,004
Non-Agency Commercial Mortgage Backed Securities	13,479,183	1,195,042,454	–	1,208,521,637
Asset-Backed Securities	–	1,133,759,285	–	1,133,759,285
U.S. Treasury Securities	–	1,131,298,414	–	1,131,298,414
Collateralized Loan Obligations	–	721,776,816	–	721,776,816
Agency Commercial Mortgage Backed Securities	–	454,672,053	–	454,672,053
Non-Agency Residential Mortgage Backed Securities	–	444,853,391	–	444,853,391
Agency Residential Mortgage Backed Securities	–	43,857,131	–	43,857,131
Exchange Traded Funds	1,014,000	–	–	1,014,000
Money Market Funds	64,794,103	–	–	64,794,103
U.S. Treasury Bills	–	109,629,593	–	109,629,593
Total Investments	$79,287,286	$8,638,489,147	$–	$8,717,776,433

Refer to the Schedule of Investments for further disaggregation of investment categories.